                                                                             '99
Nationwide(R) Variable Account - 9
June 30, 1999


The BEST
  of AMERICA(R)
       America's FUTURE Annuity(SM)

                                                              Semi-Annual Report

                                                       [Nationwide Logo]

                                              Nationwide Life Insurance Company
                                                    Home Office: Columbus, Ohio

                                     [LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                              [President's Photo]

                               PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company, we are pleased to present the 1999 semi-annual report of the Nationwide Variable Account-9.

Equity investments performed well during the first half of 1999 with the major market indices showing double-digit gains. Fixed income investments did not fare as well during this period in the face of the Federal Reserve's inflation cautiousness. The Fed is mindful of the resilient U.S. economy and the increasingly tight labor pool that portends future wage inflation. Accordingly, we have seen a ratcheting-up of short-term interest rates to dampen the momentum of the current expansion. How aggressively the Fed may react to the perceived inflation threat only adds uncertainty to the already jittery equity markets. Over the long term, however, a slower but sustainable rate of growth, with low inflation, provides a favorable environment for further advances in financial assets.

At mid-year, we are pleased to report that all the mission-critical systems used to service our variable annuity and variable life business have been internally inventoried, assessed and tested as being Year 2000 compliant. We are currently contacting our critical business partners to determine if they will be Year 2000 compliant. Contingency plans are being developed and are to be completed by the end of the third quarter. All these steps are being taken to assure that Nationwide Financial will be able to continue to serve your financial needs into the Year 2000 and beyond.

Thank you for selecting Nationwide Financial to help you achieve your financial planning and retirement savings goals. You have our commitment to provide the consistent, high quality service you expect and deserve.


                              /s/ Joseph J. Gasper
                          Joseph J. Gasper, President
                                August 19, 1999

                          NATIONWIDE VARIABLE ACCOUNT-9
           STATEMENT OF ASSETS,LIABILITIES AND CONTRACT OWNERS' EQUITY

                                 June 30, 1999
                                   (UNAUDITED)

Assets:
   Investments at market value:
     American Century VP - American Century VP Income & Growth (ACVPIncGr)
        14,302,690 shares (cost $94,249,112) ................................................    $   106,412,015
     American Century VP - American Century VP International (ACVPInt)
        11,109,441 shares (cost $85,290,294) ................................................         90,875,226
     American Century VP - American Century VP Value (ACVPValue)
        4,952,462 shares (cost $32,481,330) .................................................         33,627,215
     The Dreyfus Socially Responsible Growth Fund, Inc.(DrySRGro)
        2,461,247 shares (cost $75,691,636) .................................................         86,266,700
     Dreyfus Stock Index Fund (DryStkIx)
        17,131,644 shares (cost $538,686,267) ...............................................        618,623,681
     Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
        3,169,357 shares (cost $112,251,695 .................................................        123,034,426
     Federated Insurance Series:Federated Quality Bond Fund II (FedQualBal)
        44,185 shares (cost $432,240) .......................................................            433,899
     Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
        11,261,639 shares (cost $278,742,712) ...............................................        306,429,207
     Fidelity VIP - Growth Portfolio - Service Class (FidVIPGrS)
        6,753,869 shares (cost $283,864,127) ................................................        308,314,109
     Fidelity VIP - High Income Portfolio - Service Class (FidVIPHIS)
        13,347,596 shares (cost $155,510,203) ...............................................        150,293,928
     Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOvS)
        2,193,521 shares (cost $44,366,670) .................................................         45,559,430
     Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPConS)
        10,183,317 shares (cost $233,429,046) ...............................................        265,377,254
     Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
        7,117,072 shares (cost $150,024,610) ................................................        168,105,243
     Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
        738,035 shares (cost $4,813,476) ....................................................          5,085,063
     Nationwide SAT - Balanced Fund (NSATBal)
        5,505,544 shares (cost $58,265,381) .................................................         60,671,099
     Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
        10,243,128 shares (cost $260,192,250) ...............................................        304,016,038
     Nationwide SAT - Equity Income Fund (NSATEqInc)
        1,582,254 shares (cost $17,548,053) .................................................         19,904,754
     Nationwide SAT - Global Equity Fund (NSATGlobEq)
        1,908,978 shares (cost $21,827,404) .................................................         24,205,840
     Nationwide SAT - Government Bond Fund (NSATGvtBd)
        17,569,605 shares (cost $203,780,725) ...............................................        195,549,704
     Nationwide SAT - High Income Bond Fund (NSATHIncBd)
        4,514,335 shares (cost $46,138,306) .................................................         44,737,061
     Nationwide SAT - Money Market Fund (NSATMyMkt)
        272,646,668 shares (cost $272,646,668) ..............................................        272,646,668


      Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
        4,852,596 shares (cost $48,186,771) ..................................................       45,711,456
      Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)
        871,502 shares (cost $9,187,802) .....................................................       10,519,030
      Nationwide SAT - Select Advisors Small Cap Growth Fund (NSATSmCapG)
        110,792 shares (cost $1,112,262) .....................................................        1,248,625
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
        4,356,282 shares (cost $41,169,284) ..................................................       48,311,167
      Nationwide SAT - Small Company Fund (NSATSmCo)
        3,643,423 shares (cost $57,320,331) ..................................................       62,776,175
      Nationwide SAT - Strategic Growth Fund (NSATStrGro)
        1,539,133 shares (cost $19,335,034) ..................................................       22,594,478
      Nationwide SAT - Strategic Value Fund (NSATStrVal)
        1,387,034 shares (cost $14,046,884) ..................................................       14,938,360
      Nationwide SAT - Total Return Fund (NSATTotRe)
        20,884,793 shares (cost $383,379,442) ................................................      423,752,451
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
        3,651,133 shares (cost $51,575,484) ..................................................       59,038,813
      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
        2,757,579 shares (cost $41,005,005) ..................................................       45,775,810
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
        6,195,033 shares (cost $120,056,180) .................................................      128,361,079
      Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
        856,364 shares (cost $40,743,441) ....................................................       46,457,739
      Oppenheimer VAF - Growth Fund (OppGro)
        2,152,027 shares (cost $76,282,786) ..................................................       87,695,103
      Oppenheimer VAF - Growth & Income Fund (OppGrInc)
        3,428,579 shares (cost $71,534,110) ..................................................       79,543,040
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
        1,712,400 shares (cost $15,475,266) ..................................................       17,791,841
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
        446,307 shares (cost $4,745,681) .....................................................        4,779,946
      Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
        1,551,834 shares (cost $21,767,825) ..................................................       21,554,975
      Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc)
        1,529,173 shares (cost $17,623,017) ..................................................       20,230,962
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
        2,068,736 shares (cost $23,255,586) ..................................................       24,307,642
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
        1,124,595 shares (cost $13,645,679) ..................................................       14,934,621
                                                                                                ---------------
           Total investments .................................................................    4,410,491,873
   Accounts receivable .......................................................................           48,644
                                                                                                ---------------
           Total assets ......................................................................    4,410,540,517
Accounts payable .............................................................................       13,218,074
                                                                                                ---------------
Contract owners' equity (note 4) .............................................................  $ 4,397,322,443
                                                                                                ===============

See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                                Total                                ACVPIncGr
                                                ----------------------------------        ------------------------------
                                                      1999                1998               1999               1998
                                                ---------------      -------------        -----------         ----------
INVESTMENT ACTIVITY:
     Reinvested dividends ...................   $    37,663,935          5,951,101             13,740              4,461
     Mortality and expense risk charges
        (note 2): ...........................       (16,399,096)        (2,845,709)          (354,976)           (31,916)
                                                ---------------      -------------        -----------         ----------
        Net investment activity .............        21,264,839          3,105,392           (341,236)           (27,455)
                                                ---------------      -------------        -----------         ----------
     Proceeds from mutual fund shares sold ..       436,501,099         16,226,232            204,409               -
     Cost of mutual fund shares sold ........      (430,233,531)       (16,102,377)          (152,195)              --
                                                ---------------      -------------        -----------         ----------
        Realized gain (loss) on investments .         6,267,568            123,855             52,214               --
     Change in unrealized gain (loss)
        on investments ......................       247,039,172         23,769,353          7,585,335            694,951
                                                ---------------      -------------        -----------         ----------
        Net gain (loss) on investments ......       253,306,740         23,893,208          7,637,549            694,951
                                                ---------------      -------------        -----------         ----------
     Reinvested capital gains ...............        42,592,745          8,037,751               --                9,256
                                                ---------------      -------------        -----------         ----------
          Net increase (decrease) in contract
             owners' equity resulting from
             operations .....................       317,164,324         35,036,351          7,296,313            676,752
                                                ---------------      -------------        -----------         ----------
EQUITY TRANSACTIONS:
     Purchase payments received from
        contract owners .....................     1,585,047,423      1,214,230,550         45,207,336         13,771,319
     Transfers between funds ................              --                 --            9,479,869          2,265,613
     Redemptions ............................       (91,634,140)       (10,153,448)        (1,707,312)           (58,474)
     Contingent deferred sales charges
        (note 2) ............................        (2,040,175)           (95,154)           (34,337)              (260)
     Adjustments to maintain reserves .......           (11,924)             2,660             (7,884)              (263)
                                                ---------------      -------------        -----------         ----------
          Net equity transactions ...........     1,491,361,184      1,203,984,608         52,937,671         15,977,935
                                                ---------------      -------------        -----------         ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......     1,808,525,508      1,239,020,959         60,233,984         16,654,687
CONTRACT OWNERS' EQUITY BEGINNING
     OF PERIOD ..............................     2,588,796,935         82,185,672         46,170,274            457,579
                                                ---------------      -------------        -----------         ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .......   $ 4,397,322,443      1,321,206,631        106,404,258         17,112,266
                                                ===============      =============        ===========         ==========


                                                            ACVPInt                              ACVPValue
                                                 -----------------------------         ------------------------------
                                                    1999                1998              1999               1998
                                                 ----------         ----------         ----------         ----------
INVESTMENT ACTIVITY:
     Reinvested dividends ...................          -              26,394            227,207             28,096
     Mortality and expense risk charges
        (note 2): ...........................      (338,039)           (41,367)          (122,893)           (34,233)
                                                 ----------         ----------         ----------         ----------
        Net investment activity .............      (338,039)           (14,973)           104,314             (6,137)
                                                 ----------         ----------         ----------         ----------
     Proceeds from mutual fund shares sold ..    28,882,681             23,510          6,044,175            147,489
     Cost of mutual fund shares sold ........   (28,822,770)           (19,975)        (6,461,455)          (139,724)
                                                 ----------         ----------         ----------         ----------
        Realized gain (loss) on investments .        59,911              3,535           (417,280)             7,765
     Change in unrealized gain (loss)
        on investments ......................     5,197,935          1,033,623          1,272,269           (472,263)
                                                 ----------         ----------         ----------         ----------
        Net gain (loss) on investments ......     5,257,846          1,037,158            854,989           (464,498)
                                                 ----------         ----------         ----------         ----------
     Reinvested capital gains ...............          -             270,951          2,152,580            335,441
                                                 ----------         ----------         ----------         ----------
          Net increase (decrease) in contract
             owners' equity resulting from
             operations .....................     4,919,807          1,293,136          3,111,883           (135,194)
                                                 ----------         ----------         ----------         ----------
EQUITY TRANSACTIONS:
     Purchase payments received from
        contract owners .....................    27,275,401         16,244,460          6,897,928         11,163,708
     Transfers between funds ................     7,624,754          4,761,636          2,489,034          1,920,443
     Redemptions ............................    (1,167,217)           (60,279)          (510,367)          (119,061)
     Contingent deferred sales charges
        (note 2) ............................       (20,669)              (447)           (12,246)              (750)
     Adjustments to maintain reserves .......           290               (170)               159               (210)
                                                 ----------         ----------         ----------         ----------
          Net equity transactions ...........    33,712,559         20,945,200          8,864,509         12,964,130
                                                 ----------         ----------         ----------         ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......    38,632,366         22,238,336         11,976,392         12,828,936
CONTRACT OWNERS' EQUITY BEGINNING
     OF PERIOD ..............................    52,242,163            549,898         21,650,989          1,359,398
                                                 ----------         ----------         ----------         ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .......    90,874,529         22,788,234         33,627,381         14,188,334
                                                 ==========         ==========         ==========         ==========

                          NATIONWIDE VARIABLE ACCOUNT-9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 Six Month Periods Ended June 30, 1999 and 1998
                                   (UNAUDITED)

                                                             DrySRGro                       DryStkIx
                                                 ---------------------------     --------------------------
                                                    1999             1998           1999            1998
                                                 -----------      ----------     -----------     -----------

INVESTMENT ACTIVITY:
     Reinvested dividends ...................    $         -               -       2,874,693         614,167
     Mortality and expense risk charges
        (note 2): ...........................       (288,082)        (33,301)     (2,202,326)       (284,143)
                                                ------------      ----------     -----------     -----------
        Net investment activity .............       (288,082)        (33,301)        672,367         330,024
                                                ------------      ----------     -----------     -----------

     Proceeds from mutual fund shares sold ..        909,313          52,124       1,343,755            -
     Cost of mutual fund shares sold ........       (678,435)        (46,445)     (1,017,256)           -
                                                ------------      ----------     -----------     -----------
        Realized gain (loss) on investments .        230,878           5,679         326,499            -
     Change in unrealized gain (loss)
        on investments ......................      7,232,633         990,754      47,508,215       6,025,571
                                                ------------      ----------     -----------     -----------
        Net gain (loss) on investments ......      7,463,511         996,433      47,834,714       6,025,571
                                                ------------      ----------     -----------     -----------
     Reinvested capital gains ...............              -               -       1,965,539         207,363
                                                ------------      ----------     -----------     -----------
          Net increase (decrease) in contract
             owners' equity resulting from
             operations .....................      7,175,429         963,132      50,472,620       6,562,958
                                                ------------      ----------     -----------     -----------
EQUITY TRANSACTIONS:
     Purchase payments received from
        contract owners .....................     34,366,378      13,950,495     225,676,473     118,143,812
     Transfers between funds ................      7,357,370       1,618,528      40,758,356      10,523,815
     Redemptions ............................     (1,412,020)        (94,168)     (9,528,826)       (746,698)
     Contingent deferred sales charges
        (note 2) ............................        (26,052)           (664)       (209,605)         (8,998)
     Adjustments to maintain reserves .......            424            (116)          3,669          (2,515)
                                                ------------      ----------     -----------     -----------
          Net equity transactions ...........     40,286,099      15,474,075     256,700,068     127,909,416
                                                ------------      ----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....        47,461,528      16,437,207     307,172,688     134,472,374
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................        38,805,599         856,724     311,454,663       6,120,635
                                                ------------      ----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....      $ 86,267,127      17,293,931     618,627,351     140,593,009
                                                ============      ==========     ===========     ===========


                                                           DryCapAp                       FedQualBal
                                                ---------------------------         --------------------
                                                    1999            1998             1999         1998
                                                -----------      ----------         -------     --------
INVESTMENT ACTIVITY:
     Reinvested dividends ...................         4,635             439               -          --
     Mortality and expense risk charges
        (note 2): ...........................      (433,169)        (30,960)           (146)         --
                                                -----------      ----------         -------     -------
        Net investment activity .............      (428,534)        (30,521)           (146)         --
                                                -----------      ----------         -------     -------

     Proceeds from mutual fund shares sold ..     4,358,568          33,965          23,673          --
     Cost of mutual fund shares sold ........    (3,605,577)        (31,593)        (23,880)         --
                                                -----------      ----------         -------     -------
        Realized gain (loss) on investments .       752,991           2,372            (207)         --
     Change in unrealized gain (loss)
        on investments ......................     5,487,496         864,202           1,659          --
                                                -----------      ----------         -------     -------
        Net gain (loss) on investments ......     6,240,487         866,574           1,452          --
                                                -----------      ----------         -------     -------
     Reinvested capital gains ...............          -            1,464            -           --
                                                -----------      ----------         -------     -------
          Net increase (decrease) in contract
             owners' equity resulting from
             operations .....................     5,811,953         837,517           1,306          --
                                                -----------      ----------         -------     -------
EQUITY TRANSACTIONS:
     Purchase payments received from
        contract owners .....................    56,151,210      11,780,282         101,034          --
     Transfers between funds ................     5,466,197       3,723,680         177,538          --
     Redemptions ............................    (1,772,047)        (41,911)        (12,911)         --
     Contingent deferred sales charges
        (note 2) ............................       (34,889)           (202)           -           --
     Adjustments to maintain reserves .......           243            (559)        166,934          --
                                                -----------      ----------         -------     -------
          Net equity transactions ...........    59,810,713      15,461,290         432,594          --
                                                -----------      ----------         -------     -------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....       65,622,666      16,298,807         433,900          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................       57,411,990         932,022            -           --
                                                -----------      ----------         -------     -------
CONTRACT OWNERS' EQUITY END OF PERIOD ....      123,034,656      17,230,829         433,900          --
                                                ===========      ==========         =======     =======

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                            FidVIPEIS                          FidVIPGrS
                                                ------------------------------      ----------------------------
                                                     1999              1998             1999             1998
                                                -------------      -----------      -----------       ----------
INVESTMENT ACTIVITY:
     Reinvested dividends ...................   $   3,121,196          217,564          246,130           27,645
     Mortality and expense risk charges
        (note 2): ...........................      (1,187,404)        (249,995)        (979,321)         (83,417)
                                                -------------      -----------      -----------       ----------
        Net investment activity .............       1,933,792          (32,431)        (733,191)         (55,772)
                                                -------------      -----------      -----------       ----------

     Proceeds from mutual fund shares sold ..         827,997             -        12,358,888           18,428
     Cost of mutual fund shares sold ........        (779,341)            -       (10,312,332)         (17,764)
                                                -------------      -----------      -----------       ----------
        Realized gain (loss) on investments .          48,656             -         2,046,556              664
     Change in unrealized gain (loss)
        on investments ......................      20,047,979        1,496,665        7,844,659        2,109,551
                                                -------------      -----------      -----------       ----------
        Net gain (loss) on investments ......      20,096,635        1,496,665        9,891,215        2,110,215
                                                -------------      -----------      -----------       ----------
     Reinvested capital gains ...............       6,899,485          774,271       15,475,451          723,135
                                                -------------      -----------      -----------       ----------
          Net increase (decrease) in contract
             owners' equity resulting from
             operations .....................      28,929,912        2,238,505       24,633,475        2,777,578
                                                -------------      -----------      -----------       ----------
EQUITY TRANSACTIONS:
     Purchase payments received from
        contract owners .....................      83,135,663       98,965,953      130,580,253       32,243,703
     Transfers between funds ................       4,680,466        8,213,608       55,251,621        4,273,671
     Redemptions ............................      (6,769,854)        (976,577)     (10,986,518)        (370,478)
     Contingent deferred sales charges
        (note 2) ............................        (120,023)          (5,795)        (494,543)          (3,993)
     Adjustments to maintain reserves .......           1,722           (3,324)           1,421             (469)
                                                -------------      -----------      -----------       ----------
          Net equity transactions ...........      80,927,974      106,193,865      174,352,234       36,142,434
                                                -------------      -----------      -----------       ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....        109,857,886      108,432,370      198,985,709       38,920,012
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................        196,573,059        5,316,805      109,329,873        2,005,428
                                                -------------      -----------      -----------       ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....      $ 306,430,945      113,749,175      308,315,582       40,925,440
                                                =============      ===========      ===========       ==========


                                                            FidVIPHIS                          FidVIPOvS
                                                 ----------------------------       ---------------------------
                                                     1999             1998             1999              1998
                                                 -----------       ----------       ----------       ----------
INVESTMENT ACTIVITY:
     Reinvested dividends ...................      9,984,261          609,157          428,804           39,473
     Mortality and expense risk charges
        (note 2): ...........................       (614,960)        (133,292)        (161,868)         (29,111)
                                                 -----------       ----------       ----------       ----------
        Net investment activity .............      9,369,301          475,865          266,936           10,362
                                                 -----------       ----------       ----------       ----------

     Proceeds from mutual fund shares sold ..     15,932,874          178,035       38,295,402           36,268
     Cost of mutual fund shares sold ........    (17,709,692)        (189,567)     (37,217,391)         (33,991)
                                                 -----------       ----------       ----------       ----------
        Realized gain (loss) on investments .     (1,776,818)         (11,532)       1,078,011            2,277
     Change in unrealized gain (loss)
        on investments ......................        499,650         (646,773)         697,234          263,680
                                                 -----------       ----------       ----------       ----------
        Net gain (loss) on investments ......     (1,277,168)        (658,305)       1,775,245          265,957
                                                 -----------       ----------       ----------       ----------
     Reinvested capital gains ...............        373,243          387,069          691,619          116,340
                                                 -----------       ----------       ----------       ----------
          Net increase (decrease) in contract
             owners' equity resulting from
             operations .....................      8,465,376          204,629        2,733,800          392,659
                                                 -----------       ----------       ----------       ----------
EQUITY TRANSACTIONS:
     Purchase payments received from
        contract owners .....................     39,669,505       55,930,129       11,739,454       10,270,903
     Transfers between funds ................      2,252,923        4,087,204        5,429,671        1,779,453
     Redemptions ............................     (3,433,867)        (422,204)        (599,855)         (79,377)
     Contingent deferred sales charges
        (note 2) ............................        (47,134)          (1,838)         (16,163)            (246)
     Adjustments to maintain reserves .......            321              (35)             119              137
                                                 -----------       ----------       ----------       ----------
          Net equity transactions ...........     38,441,748       59,593,256       16,553,225       11,970,870
                                                 -----------       ----------       ----------       ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....        46,907,124       59,797,885       19,287,025       12,363,529
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................       103,387,120        2,907,866       26,272,538          921,006
                                                 -----------       ----------       ----------       ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....       150,294,244       62,705,751       45,559,563       13,284,535
                                                 ===========       ==========       ==========       ==========

                          NATIONWIDE VARIABLE ACCOUNT-9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                  (UNAUDITED)

                                                            FidVIPConS                       FidVIPGrOpS
                                                -----------------------------      ----------------------------
                                                      1999             1998             1999             1998
                                                ------------       ----------      -----------       ----------
INVESTMENT ACTIVITY:
    Reinvested dividends ...................       $  03,614           56,795        1,071,044           67,013
    Mortality and expense risk charges
       (note 2): ...........................        (923,297)        (116,310)        (641,741)        (105,478)
                                               -------------       ----------      -----------       ----------
       Net investment activity .............        (219,683)         (59,515)         429,303          (38,465)
                                               -------------       ----------      -----------       ----------

    Proceeds from mutual fund shares sold ..         923,536                -        1,852,749                -
    Cost of mutual fund shares sold ........        (749,244)               -       (1,566,483)               -
                                               -------------       ----------      -----------       ----------
       Realized gain (loss) on investments .         174,292                -          286,266                -
    Change in unrealized gain (loss)
       on investments ......................      13,981,923        2,952,425        6,192,474        1,282,232
                                               -------------       ----------      -----------       ----------
       Net gain (loss) on investments ......      14,156,215        2,952,425        6,478,740        1,282,232
                                               -------------       ----------      -----------       ----------
    Reinvested capital gains ...............       5,159,836          417,852        2,093,404          232,948
                                               -------------       ----------      -----------       ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .....................      19,096,368        3,310,762        9,001,447        1,476,715
                                               -------------       ----------      -----------       ----------
EQUITY TRANSACTIONS:
    Purchase payments received from
       contract owners .....................      97,521,750       44,322,546       57,212,764       43,176,402
    Transfers between funds ................      23,999,442        4,989,024        4,483,068        3,143,635
    Redemptions ............................      (3,839,870)        (277,768)      (3,123,300)        (265,428)
    Contingent deferred sales charges
       (note 2) ............................         (67,460)          (2,622)         (70,522)          (2,379)
    Adjustments to maintain reserves .......           1,212             (322)            (612)          (1,029)
                                               -------------       ----------      -----------       ----------
         Net equity transactions ...........     117,615,074       49,030,858       58,501,398       46,051,201
                                               -------------       ----------      -----------       ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....       136,711,442       52,341,620       67,502,845       47,527,916
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................       128,667,017        3,711,506      100,601,545        2,578,270
                                               -------------       ----------      -----------       ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....     $ 265,378,459       56,053,126      168,104,390       50,106,186
                                               =============       ==========      ===========       ==========



                                                              MSEmMkt                          NSATBal
                                                   --------------------------       ---------------------------
                                                      1999             1998            1999            1998
                                                   ---------        ---------       ----------       ----------
INVESTMENT ACTIVITY:
    Reinvested dividends ...................               -                -          922,884          161,266
    Mortality and expense risk charges
       (note 2): ...........................         (18,671)          (6,957)        (241,411)         (39,825)
                                                   ---------        ---------       ----------       ----------
       Net investment activity .............         (18,671)          (6,957)         681,473          121,441
                                                   ---------        ---------       ----------       ----------

    Proceeds from mutual fund shares sold ..       1,907,711           90,423          618,365                -
    Cost of mutual fund shares sold ........      (2,686,734)         (92,207)        (582,333)               -
                                                   ---------        ---------       ----------       ----------
       Realized gain (loss) on investments .        (779,023)          (1,784)          36,032                -
    Change in unrealized gain (loss)
       on investments ......................       1,240,920         (167,279)       2,071,844           89,079
                                                   ---------        ---------       ----------       ----------
       Net gain (loss) on investments ......         461,897         (169,063)       2,107,876           89,079
                                                   ---------        ---------       ----------       ----------
    Reinvested capital gains ...............               -                -              921                -
                                                   ---------        ---------       ----------       ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .....................         443,226         (176,020)       2,790,270          210,520
                                                   ---------        ---------       ----------       ----------
EQUITY TRANSACTIONS:
    Purchase payments received from
       contract owners .....................       1,164,428        2,366,366       19,553,752       15,424,568
    Transfers between funds ................         275,828          466,042       (1,302,358)       1,488,053
    Redemptions ............................         (48,782)         (19,599)      (1,008,293)        (123,039)
    Contingent deferred sales charges
       (note 2) ............................            (969)               -          (12,750)            (658)
    Adjustments to maintain reserves .......             (27)             (27)       1,477,524              156
                                                   ---------        ---------       ----------       ----------
         Net equity transactions ...........       1,390,477        2,812,782       18,707,875       16,789,080
                                                   ---------        ---------       ----------       ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....         1,833,703        2,636,762       21,498,145       16,999,600
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................         3,251,340          196,208       39,173,071          892,533
                                                   ---------        ---------       ----------       ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....         5,085,043        2,832,970       60,671,216       17,892,133
                                                   =========        =========       ==========       ==========

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)


                                                             NSATCapAp                     NSATEqInc
                                               ------------------------------        --------------------------
                                                   1999               1998             1999             1998
                                               -------------       ----------        ---------        ---------
INVESTMENT ACTIVITY:
    Reinvested dividends ...................   $     724,723          218,856           42,594           19,959
    Mortality and expense risk charges
       (note 2): ...........................      (1,159,637)        (155,892)         (77,796)         (18,172)
                                               -------------       ----------       ----------        ---------
       Net investment activity .............        (434,914)          62,964          (35,202)           1,787
                                               -------------       ----------       ----------        ---------

    Proceeds from mutual fund shares sold ..       6,579,478                -          298,097           14,293
    Cost of mutual fund shares sold ........      (5,304,872)               -         (251,403)         (13,972)
                                               -------------       ----------       ----------        ---------
       Realized gain (loss) on investments .       1,274,606                -           46,694              321
    Change in unrealized gain (loss)
       on investments ......................      28,866,892        4,051,569        1,478,353          267,472
                                               -------------       ----------       ----------        ---------
       Net gain (loss) on investments ......      30,141,498        4,051,569        1,525,047          267,793
                                               -------------       ----------       ----------        ---------
    Reinvested capital gains ...............               -                -           10,580                -
                                               -------------       ----------       ----------        ---------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .....................      29,706,584        4,114,533        1,500,425          269,580
                                               -------------       ----------       ----------        ---------
EQUITY TRANSACTIONS:
    Purchase payments received from
       contract owners .....................      94,015,356       70,493,331        4,804,881        6,391,812
    Transfers between funds ................      (8,468,758)       5,745,175        1,167,075          277,908
    Redemptions ............................      (5,783,828)        (404,446)        (355,600)         (50,570)
    Contingent deferred sales charges
       (note 2) ............................        (113,363)          (1,081)          (4,002)            (842)
    Adjustments to maintain reserves .......        (894,636)            (281)              88             (365)
                                               -------------       ----------       ----------        ---------
         Net equity transactions ...........      78,754,771       75,832,698        5,612,443        6,617,943
                                               -------------       ----------       ----------        ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....       108,461,355       79,947,231        7,112,868        6,887,523
CONTRACT OWNERS' EQUITY BEGINNING
   OF PERIOD ..............................      195,527,481        2,661,405       12,791,973          592,741
                                               -------------       ----------       ----------        ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ....     $ 303,988,836       82,608,636       19,904,841        7,480,264
                                               =============       ==========       ==========        =========



                                                             NSATGlobEq                       NSATGvtBd
                                                   --------------------------       ----------------------------
                                                      1999             1998            1999              1998
                                                   ----------        --------       -----------       ----------
INVESTMENT ACTIVITY:
    Reinvested dividends ...................           84,642           66,206        4,807,766        1,094,640
    Mortality and expense risk charges
       (note 2): ...........................          (94,623)         (19,803)        (799,822)        (125,626)
                                                   ----------        ---------      -----------       ----------
       Net investment activity .............           (9,981)          46,403        4,007,944          969,014
                                                   ----------        ---------      -----------       ----------

    Proceeds from mutual fund shares sold ..          152,557          158,962        7,231,106          135,689
    Cost of mutual fund shares sold ........         (121,281)        (156,094)      (7,242,623)        (135,099)
                                                   ----------        ---------      -----------       ----------
       Realized gain (loss) on investments .           31,276            2,868          (11,517)             590
    Change in unrealized gain (loss)
       on investments ......................        1,438,278          291,311       (8,300,092)          46,472
                                                   ----------        ---------      -----------       ----------
       Net gain (loss) on investments ......        1,469,554          294,179       (8,311,609)          47,062
                                                   ----------        ---------      -----------       ----------
    Reinvested capital gains ...............           50,929                -                -                -
                                                   ----------        ---------      -----------       ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .....................        1,510,502          340,582       (4,303,665)       1,016,076
                                                   ----------        ---------      -----------       ----------
EQUITY TRANSACTIONS:
    Purchase payments received from
       contract owners .....................        5,919,999        7,056,113       85,612,418       55,133,168
    Transfers between funds ................        1,279,708          671,128      (15,675,932)      (4,381,026)
    Redemptions ............................         (395,301)         (42,742)      (5,375,871)        (271,072)
    Contingent deferred sales charges
       (note 2) ............................           (3,138)            (276)         (87,093)          (1,786)
    Adjustments to maintain reserves .......          897,291               (4)        (359,994)             990
                                                   ----------        ---------      -----------       ----------
         Net equity transactions ...........        7,698,559        7,684,219       64,113,528       50,480,274
                                                   ----------        ---------      -----------       ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....          9,209,061        8,024,801       59,809,863       51,496,350
CONTRACT OWNERS' EQUITY BEGINNING
   OF PERIOD ..............................        15,026,672          513,483      135,739,661        3,170,009
                                                   ----------        ---------      -----------       ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....         24,235,733        8,538,284      195,549,524       54,666,359
                                                   ==========        =========      ===========       ==========

                          NATIONWIDE VARIABLE ACCOUNT-9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                          NSATHIncBd                     NSATMyMkt
                                                 ----------------------------     ---------------------------
                                                     1999             1998            1999            1998
                                                 ------------      ----------     -----------     -----------
   INVESTMENT ACTIVITY:
      Reinvested dividends ...................   $  1,632,272         276,651       4,874,800       1,407,541
      Mortality and expense risk charges
         (note 2): ...........................       (189,815)        (30,275)     (1,065,069)       (268,545)
                                                 ------------      ----------     -----------     -----------
         Net investment activity .............      1,442,457         246,376       3,809,731       1,138,996
                                                 ------------      ----------     -----------     -----------

      Proceeds from mutual fund shares sold ..      4,153,160          17,724     183,344,315      11,774,723
      Cost of mutual fund shares sold ........     (4,255,684)        (16,884)   (183,344,315)    (11,774,723)
                                                 ------------      ----------     -----------     -----------
         Realized gain (loss) on investments .       (102,524)            840               -               -
      Change in unrealized gain (loss)
         on investments ......................       (761,642)        (90,277)              -               -
                                                 ------------      ----------     -----------     -----------
         Net gain (loss) on investments ......       (864,166)        (89,437)              -               -
                                                 ------------      ----------     -----------     -----------
      Reinvested capital gains ...............         20,477               -               -               -
                                                 ------------      ----------     -----------     -----------
           Net increase (decrease) in contract
              owners' equity resulting from
              operations .....................        598,768         156,939       3,809,731       1,138,996
                                                 ------------      ----------     -----------     -----------
  EQUITY TRANSACTIONS:
      Purchase payments received from
         contract owners .....................     14,907,728      12,213,357     246,567,133     186,043,862
      Transfers between funds ................        337,149       1,113,563    (170,826,817)    (91,737,935)
      Redemptions ............................     (1,088,724)        (47,416)    (11,280,541)     (2,962,036)
      Contingent deferred sales charges
         (note 2) ............................        (17,422)           (410)       (191,935)        (39,649)
      Adjustments to maintain reserves .......             18              (3)         (3,312)         16,525
                                                 ------------      ----------     -----------     -----------
           Net equity transactions ...........     14,138,749      13,279,091      64,264,528      91,320,767

                                                 ------------      ----------     -----------     -----------
  NET CHANGE IN CONTRACT OWNERS' EQUITY ......     14,737,517      13,436,030      68,074,259      92,459,763
  CONTRACT OWNERS' EQUITY BEGINNING
      OF PERIOD ..............................     29,999,540         913,981     191,311,362      13,185,940
                                                 ------------      ----------     -----------     -----------
  CONTRACT OWNERS' EQUITY END OF PERIOD ......   $ 44,737,057      14,350,011     259,385,621     105,645,703
                                                 ============      ==========     ===========     ===========



                                                             NSATSecBd                       NSATMidCap
                                                     --------------------------      --------------------------
                                                        1999            1998            1999            1998
                                                     ----------      ----------      ----------       ---------
   INVESTMENT ACTIVITY:
      Reinvested dividends ...................        1,291,422         257,162          18,478          14,429
      Mortality and expense risk charges
         (note 2): ...........................         (195,363)        (41,318)        (41,086)        (10,505)
                                                     ----------      ----------      ----------       ---------
         Net investment activity .............        1,096,059         215,844         (22,608)          3,924
                                                     ----------      ----------      ----------       ---------

      Proceeds from mutual fund shares sold ..        1,336,217          17,958         740,762          85,216
      Cost of mutual fund shares sold ........       (1,391,010)        (17,588)       (711,352)        (80,512)
                                                     ----------      ----------      ----------       ---------
         Realized gain (loss) on investments .          (54,793)            370          29,410           4,704
      Change in unrealized gain (loss)
         on investments ......................       (1,717,925)       (219,480)        927,877          90,839
                                                     ----------      ----------      ----------       ---------
         Net gain (loss) on investments ......       (1,772,718)       (219,110)        957,287          95,543
                                                     ----------      ----------      ----------       ---------
      Reinvested capital gains ...............                -               -               -               -
                                                     ----------      ----------      ----------       ---------
           Net increase (decrease) in contract
              owners' equity resulting from
              operations .....................         (676,659)         (3,266)        934,679          99,467
                                                     ----------      ----------      ----------       ---------
  EQUITY TRANSACTIONS:
      Purchase payments received from
         contract owners .....................       13,017,214      15,210,546       1,853,964       3,533,619
      Transfers between funds ................         (495,904)      2,416,310         313,727         360,265
      Redemptions ............................       (1,072,929)        (92,986)       (183,162)        (16,908)
      Contingent deferred sales charges
         (note 2) ............................          (14,111)         (1,079)         (4,062)           (252)
      Adjustments to maintain reserves .......              (47)             94         359,845               4
                                                     ----------      ----------      ----------       ---------
           Net equity transactions ...........       11,434,223      17,532,885       2,340,312       3,876,728

                                                     ----------      ----------      ----------       ---------
  NET CHANGE IN CONTRACT OWNERS' EQUITY ......       10,757,564      17,529,619       3,274,991       3,976,195
  CONTRACT OWNERS' EQUITY BEGINNING
      OF PERIOD ..............................       34,953,838       1,041,296       7,244,061         229,062
                                                     ----------      ----------      ----------       ---------
  CONTRACT OWNERS' EQUITY END OF PERIOD ......       45,711,402      18,570,915      10,519,052       4,205,257
                                                     ==========      ==========      ==========       =========

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                  (UNAUDITED)


                                                      NSATSmCapG             NSATSmCapV
                                             ---------------------    -------------------------
                                                1999         1998        1999           1998
                                             -----------     -----    ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................   $         -         -             -              -
  Mortality and expense risk charges
     (note 2): ...........................             -         -      (166,498)       (35,213)
                                             -----------     -----    ----------     ----------
     Net investment activity .............           (96)        -      (166,498)       (35,213)
                                             -----------     -----    ----------     ----------

  Proceeds from mutual fund shares sold ..       156,911         -     4,451,669         42,378
  Cost of mutual fund shares sold ........      (156,895)        -    (4,788,642)       (39,503)   (
                                             -----------     -----    ----------     ----------
     Realized gain (loss) on investments .            16         -      (336,973)         2,875
  Change in unrealized gain (loss)
     on investments ......................       136,363         -     7,177,840       (382,846)
                                             -----------     -----    ----------     ----------
     Net gain (loss) on investments ......       136,379         -     6,840,867       (379,971)
                                             -----------     -----    ----------     ----------
  Reinvested capital gains ...............             -         -     1,676,398              -
                                             -----------     -----    ----------     ----------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................       136,283         -     8,350,767       (415,184)
                                             -----------     -----    ----------     ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................     1,173,743         -     7,297,500     13,110,815
  Transfers between funds ................        44,003         -     2,908,138      2,119,536
  Redemptions ............................        (4,213)        -      (527,492)       (58,885)
  Contingent deferred sales charges
     (note 2) ............................             -         -       (12,499)           (23)
  Adjustments to maintain reserves .......      (101,193)        -       566,495             38
                                             -----------     -----    ----------     ----------
       Net equity transactions ...........     1,112,340         -    10,232,142     15,171,481
                                             -----------     -----    ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....     1,248,623         -    18,582,909     14,756,297
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................             -         -    29,728,543      1,157,154
                                             -----------     -----    ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....   $ 1,248,623         -    48,311,452     15,913,451
                                             ===========     =====    ==========     ==========




                                                          NSATSmCo                     NSATStrGro
                                                -------------------------     -------------------------
                                                   1999           1998           1999           1998
                                                ----------     ----------     ----------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................               -              -              -              -
  Mortality and expense risk charges
     (note 2): ...........................        (229,291)       (59,255)       (63,703)       (12,220)
                                                ----------     ----------     ----------      ---------
     Net investment activity .............        (229,291)       (59,255)       (63,703)       (12,220)
                                                ----------     ----------     ----------      ---------

  Proceeds from mutual fund shares sold ..      17,440,272              -      3,410,021         12,423
  Cost of mutual fund shares sold ........     (18,582,467)             -     (2,811,380)       (11,202)
                                                ----------     ----------     ----------      ---------
     Realized gain (loss) on investments .      (1,142,195)             -        598,641          1,221
  Change in unrealized gain (loss)
     on investments ......................       5,051,895         62,404      2,441,543        247,883
                                                ----------     ----------     ----------      ---------
     Net gain (loss) on investments ......       3,909,700         62,404      3,040,184        249,104
                                                ----------     ----------     ----------      ---------
  Reinvested capital gains ...............               -              -              -              -
                                                ----------     ----------     ----------      ---------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................       3,680,409          3,149      2,976,481        236,884
                                                ----------     ----------     ----------      ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................      12,910,532     21,040,412      4,878,362      4,503,596
  Transfers between funds ................       4,198,680      3,055,053      6,273,056        374,759
  Redemptions ............................        (997,906)      (150,283)      (267,766)       (16,084)
  Contingent deferred sales charges
     (note 2) ............................         (26,964)          (664)        (3,136)          (657)
  Adjustments to maintain reserves .......          (5,086)           (71)           105            (30)
                                                ----------     ----------     ----------      ---------
       Net equity transactions ...........      16,079,256     23,944,447     10,880,621      4,861,584
                                                ----------     ----------     ----------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....      19,759,665     23,947,596     13,857,102      5,098,468
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................      43,011,425      1,558,315      8,737,476        326,042
                                                ----------     ----------     ----------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ....      62,771,090     25,505,911     22,594,578      5,424,510
                                                ==========     ==========     ==========      =========


                          NATIONWIDE VARIABLE ACCOUNT-9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                  (UNAUDITED)


                                                                  NSATStrVal                     NSATTotRe
                                                      ----------------------------     ---------------------------
                                                          1999             1998            1999           1998
                                                      ------------       ---------     -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $     59,156          19,811       1,409,392         522,242
  Mortality and expense risk charges
     (note 2): ....................................        (66,182)        (20,819)     (1,675,079)       (317,407)
                                                      ------------       ---------     -----------     -----------
     Net investment activity ......................         (7,026)         (1,008)       (265,687)        204,835
                                                      ------------       ---------     -----------     -----------

  Proceeds from mutual fund shares sold ...........      2,887,579         641,304       1,552,536         425,198
  Cost of mutual fund shares sold .................     (3,105,308)       (588,014)     (1,363,535)       (397,397)
                                                      ------------       ---------     -----------     -----------
     Realized gain (loss) on investments ..........       (217,729)         53,290         189,001          27,801
  Change in unrealized gain (loss)
     on investments ...............................      1,013,265        (299,633)     35,516,392       4,021,183
                                                      ------------       ---------     -----------     -----------
     Net gain (loss) on investments ...............        795,536        (246,343)     35,705,393       4,048,984
                                                      ------------       ---------     -----------     -----------
  Reinvested capital gains ........................        203,060               -         152,895               -
                                                      ------------       ---------     -----------     -----------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations ..............................        991,570        (247,351)     35,592,601       4,253,819
                                                      ------------       ---------     -----------     -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      2,353,162       8,353,578     115,722,893     148,066,282
  Transfers between funds .........................     (1,723,918)        652,604      (3,767,589)      5,005,324
  Redemptions .....................................       (282,363)        (35,281)     (9,330,048)       (953,814)
  Contingent deferred sales charges
     (note 2) .....................................         (6,834)           (279)       (179,733)         (8,945)
  Adjustments to maintain reserves ................             14             (83)        (76,507)         (2,634)
                                                      ------------       ---------     -----------     -----------
       Net equity transactions ....................        340,060       8,970,539     102,369,016     152,106,213
                                                      ------------       ---------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      1,331,630       8,723,188     137,961,617     156,360,032
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .......................................     13,606,737         483,463     285,881,294       6,058,146
                                                      ------------       ---------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 14,938,367       9,206,651     423,842,911     162,418,178
                                                      ============       =========     ===========     ===========



                                                                   NBAMTGuard                        NBAMTMCGr
                                                           --------------------------      --------------------------
                                                              1999            1998            1999            1998
                                                           ----------      ----------      ----------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................           136,645           1,976               -           2,804
  Mortality and expense risk charges
     (note 2): ....................................          (216,777)        (31,557)       (172,751)        (31,655)
                                                           ----------      ----------      ----------      ----------
     Net investment activity ......................           (80,132)        (29,581)       (172,751)        (28,851)
                                                           ----------      ----------      ----------      ----------

  Proceeds from mutual fund shares sold ...........         2,284,994         282,839       8,209,872          48,056
  Cost of mutual fund shares sold .................        (2,151,944)       (213,169)     (7,011,576)        (33,151)
                                                           ----------      ----------      ----------      ----------
     Realized gain (loss) on investments ..........           133,050          69,670       1,198,296          14,905
  Change in unrealized gain (loss)
     on investments ...............................         6,856,552         814,051         306,667       1,486,108
                                                           ----------      ----------      ----------      ----------
     Net gain (loss) on investments ...............         6,989,602         883,721       1,504,963       1,501,013
                                                           ----------      ----------      ----------      ----------
  Reinvested capital gains ........................                 -               -         854,495          19,626
                                                           ----------      ----------      ----------      ----------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations ..............................         6,909,470         854,140       2,186,707       1,491,788
                                                           ----------      ----------      ----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        16,144,456      10,409,623      18,477,102       9,482,465
  Transfers between funds .........................         4,270,917       5,838,170      (2,306,095)      2,499,743
  Redemptions .....................................          (625,807)       (125,365)       (926,052)       (210,254)
  Contingent deferred sales charges
     (note 2) .....................................           (18,419)           (498)        (14,970)           (756)
  Adjustments to maintain reserves ................               389              (9)             87              64
                                                           ----------      ----------      ----------      ----------
       Net equity transactions ....................        19,771,536      16,121,921      15,230,071      11,771,262
                                                           ----------      ----------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............        26,681,006      16,976,061      17,416,778      13,263,050
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .......................................        32,358,200         462,067      28,359,137       1,581,322
                                                           ----------      ----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............        59,039,206      17,438,128      45,775,915      14,844,372
                                                           ==========      ==========      ==========      ==========

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                  (UNAUDITED)


                                                           NBAMTPart                        OppAggGro
                                             ------------------------------       ---------------------------
                                                  1999              1998             1999             1998
                                             -------------       ----------       ----------       ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................   $   1,329,409          110,164                -            9,456
  Mortality and expense risk charges
     (note 2): ...........................        (563,425)        (232,638)        (173,476)         (28,177)
                                             -------------       ----------       ----------       ----------
     Net investment activity .............         765,984         (122,474)        (173,476)         (18,721)
                                             -------------       ----------       ----------       ----------

  Proceeds from mutual fund shares sold ..       6,658,927          833,649       22,354,462           44,922
  Cost of mutual fund shares sold ........      (6,996,457)        (838,575)     (19,414,304)         (42,570)
                                             -------------       ----------       ----------       ----------
     Realized gain (loss) on investments .        (337,530)          (4,926)       2,940,158            2,352
  Change in unrealized gain (loss)
     on investments ......................      11,228,853       (3,863,521)       3,997,654          870,434
                                             -------------       ----------       ----------       ----------
     Net gain (loss) on investments ......      10,891,323       (3,868,447)       6,937,812          872,786
                                             -------------       ----------       ----------       ----------
  Reinvested capital gains ...............       2,312,016        3,470,168                -           97,107
                                             -------------       ----------       ----------       ----------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................      13,969,323         (520,753)       6,764,336          951,172
                                             -------------       ----------       ----------       ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................      18,179,789       72,378,126       11,312,715       11,108,749
  Transfers between funds ................     (10,285,646)       4,854,052        1,701,982        1,119,396
  Redemptions ............................      (2,379,176)        (581,536)        (688,707)         (43,704)
  Contingent deferred sales charges
     (note 2) ............................         (58,737)          (3,465)         (19,300)            (155)
  Adjustments to maintain reserves .......             861           (1,455)             301               36
                                             -------------       ----------       ----------       ----------
       Net equity transactions ...........       5,457,090       76,645,722       12,306,992       12,184,322
                                             -------------       ----------       ----------       ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....      19,426,413       76,124,969       19,071,328       13,135,494
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................     108,935,535       13,361,586       27,386,709          720,441
                                             -------------       ----------       ----------       ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....   $ 128,361,948       89,486,555       46,458,037       13,855,935
                                             =============       ==========       ==========       ==========




                                                               OppGro                           OppGrInc
                                                   ---------------------------       ---------------------------
                                                      1999             1998             1999             1998
                                                   ----------       ----------       ----------       ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................            188,198           37,971          256,716           15,499
  Mortality and expense risk charges
     (note 2): ...........................           (296,197)         (37,982)        (300,266)         (48,467)
                                                   ----------       ----------       ----------       ----------
     Net investment activity .............           (107,999)             (11)         (43,550)         (32,968)
                                                   ----------       ----------       ----------       ----------

  Proceeds from mutual fund shares sold ..            773,598                -        1,905,965            8,821
  Cost of mutual fund shares sold ........           (644,136)               -       (1,907,326)          (7,753)
                                                   ----------       ----------       ----------       ----------
     Realized gain (loss) on investments .            129,462                -           (1,361)           1,068
  Change in unrealized gain (loss)
     on investments ......................          7,075,841          529,042        8,139,924          221,076
                                                   ----------       ----------       ----------       ----------
     Net gain (loss) on investments ......          7,205,303          529,042        8,138,563          222,144
                                                   ----------       ----------       ----------       ----------
  Reinvested capital gains ...............          2,067,307          458,139          432,510          341,298
                                                   ----------       ----------       ----------       ----------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................          9,164,611          987,170        8,527,523          530,474
                                                   ----------       ----------       ----------       ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................         30,945,881       15,905,995       23,166,216       20,755,769
  Transfers between funds ................          7,460,327          887,502       (2,426,959)       2,155,235
  Redemptions ............................         (1,188,284)        (105,308)      (1,342,144)        (123,265)
  Contingent deferred sales charges
     (note 2) ............................            (28,067)          (2,614)         (25,149)          (1,249)
  Adjustments to maintain reserves .......                498             (155)             537              (25)
                                                   ----------       ----------       ----------       ----------
       Net equity transactions ...........         37,190,354       16,685,420       19,372,502       22,786,465
                                                   ----------       ----------       ----------       ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....         46,354,965       17,672,590       27,900,025       23,316,939
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................         41,340,619          950,233       51,643,553        1,084,375
                                                   ----------       ----------       ----------       ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....         87,695,584       18,622,823       79,543,578       24,401,314
                                                   ==========       ==========       ==========       ==========

                          NATIONWIDE VARIABLE ACCOUNT-9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                  (UNAUDITED)

                                                                    VEWrldEMkt                       VEWrldHAs
                                                        ----------------------------       -------------------------
                                                            1999             1998             1999            1998
                                                        ------------       ---------       ---------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................    $         -          10,120          32,691           2,513
  Mortality and expense risk charges
     (note 2): ......................................        (38,586)        (12,284)        (15,661)         (4,408)
                                                        ------------       ---------       ---------       ---------
     Net investment activity ........................        (38,586)         (2,164)         17,030          (1,895)
                                                        ------------       ---------       ---------       ---------

  Proceeds from mutual fund shares sold .............      4,826,607         803,648      12,475,638          13,042
  Cost of mutual fund shares sold ...................     (4,748,588)       (860,939)    (11,928,669)        (16,128)
                                                        ------------       ---------       ---------       ---------
     Realized gain (loss) on investments ............         78,019         (57,291)        546,969          (3,086)
  Change in unrealized gain (loss)
     on investments .................................      3,211,358        (780,028)        116,865        (222,069)
                                                        ------------       ---------       ---------       ---------
     Net gain (loss) on investments .................      3,289,377        (837,319)        663,834        (225,155)
                                                        ------------       ---------       ---------       ---------
  Reinvested capital gains ..........................              -           8,995               -          61,720
                                                        ------------       ---------       ---------       ---------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations ................................      3,250,791        (830,488)        680,864        (165,330)
                                                        ------------       ---------       ---------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ................................      2,364,771       3,870,771       1,096,249       1,501,381
  Transfers between funds ...........................      7,600,782        (417,134)      1,010,313         194,383
  Redemptions .......................................       (155,470)        (49,712)        (54,719)        (24,475)
  Contingent deferred sales charges
     (note 2) .......................................         (3,771)            (41)           (322)           (186)
  Adjustments to maintain reserves ..................            174             149              74            (255)
                                                        ------------       ---------       ---------       ---------
       Net equity transactions ......................      9,806,487       3,404,033       2,051,595       1,670,848
                                                        ------------       ---------       ---------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............     13,057,278       2,573,545       2,732,459       1,505,518
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................................      4,734,742         657,536       2,047,555         220,179
                                                        ------------       ---------       ---------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............   $ 17,792,020       3,231,081       4,780,014       1,725,697
                                                        ============       =========       =========       =========



                                                                      VKMSRESec                         WPGrInc
                                                             --------------------------      ------------------------
                                                                1999            1998            1999           1998
                                                             ----------      ----------      ----------       -------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................         1,176,823          10,631               -               -
  Mortality and expense risk charges
     (note 2): ......................................           (91,556)        (35,930)        (75,171)        (15,892)
                                                             ----------      ----------      ----------       ---------
     Net investment activity ........................         1,085,267         (25,299)        (75,171)        (15,892)
                                                             ----------      ----------      ----------       ---------

  Proceeds from mutual fund shares sold .............         4,483,602          89,461         975,381          35,654
  Cost of mutual fund shares sold ...................        (5,106,230)       (102,351)       (840,016)        (32,559)
                                                             ----------      ----------      ----------       ---------
     Realized gain (loss) on investments ............          (622,628)        (12,890)        135,365           3,095
  Change in unrealized gain (loss)
     on investments .................................         1,019,525        (444,637)      2,185,487         218,642
                                                             ----------      ----------      ----------       ---------
     Net gain (loss) on investments .................           396,897        (457,527)      2,320,852         221,737
                                                             ----------      ----------      ----------       ---------
  Reinvested capital gains ..........................                 -         104,608               -               -
                                                             ----------      ----------      ----------       ---------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations ................................         1,482,164        (378,218)      2,245,681         205,845
                                                             ----------      ----------      ----------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ................................         4,266,768      12,511,790       4,741,746       6,235,906
  Transfers between funds ...........................        (1,603,270)      1,041,659         986,572         723,253
  Redemptions .......................................          (586,193)        (65,953)       (268,531)        (27,192)
  Contingent deferred sales charges
     (note 2) .......................................           (15,697)           (355)         (3,974)           (656)
  Adjustments to maintain reserves ..................                57            (204)       (566,116)           (806)
                                                             ----------      ----------      ----------       ---------
       Net equity transactions ......................         2,061,665      13,486,937       4,889,697       6,930,505
                                                             ----------      ----------      ----------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............         3,543,829      13,108,719       7,135,378       7,136,350
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................................        18,011,188       1,060,268      13,095,692         435,020
                                                             ----------      ----------      ----------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............        21,555,017      14,168,987      20,231,070       7,571,370
                                                             ==========      ==========      ==========       =========

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                  (UNAUDITED)


                                                          WPIntEq                       WPPVenCap
                                             ----------------------------      --------------------------
                                                   1999            1998           1999            1998
                                             ------------      ----------      ----------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................   $          -               -               -               -
  Mortality and expense risk charges
     (note 2): ...........................        (87,198)        (24,463)        (35,668)         (6,901)
                                             ------------      ----------      ----------       ---------
     Net investment activity .............        (87,198)        (24,463)        (35,668)         (6,901)
                                             ------------      ----------      ----------       ---------

  Proceeds from mutual fund shares sold ..     20,145,849         128,273       3,187,428          31,757
  Cost of mutual fund shares sold ........    (20,441,773)       (125,342)     (3,246,627)        (27,586)
                                             ------------      ----------      ----------       ---------
     Realized gain (loss) on investments .       (295,924)          2,931         (59,199)          4,171
  Change in unrealized gain (loss)
     on investments ......................      1,751,201         205,304       1,017,981         131,636
                                             ------------      ----------      ----------       ---------
     Net gain (loss) on investments ......      1,455,277         208,235         958,782         135,807
                                             ------------      ----------      ----------       ---------
  Reinvested capital gains ...............              -               -               -               -
                                             ------------      ----------      ----------       ---------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................      1,368,079         183,772         923,114         128,906
                                             ------------      ----------      ----------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................      5,161,161       8,396,403       1,902,358       2,768,435
  Transfers between funds ................      3,877,768       1,071,525       5,726,912       1,105,147
  Redemptions ............................       (429,867)        (32,638)       (122,409)         (6,462)
  Contingent deferred sales charges
     (note 2) ............................        (16,245)           (373)         (3,869)            (11)
  Adjustments to maintain reserves .......     (1,477,360)           (113)            (20)             (1)
                                             ------------      ----------      ----------       ---------
       Net equity transactions ...........      7,115,457       9,434,804       7,502,972       3,867,108
                                             ------------      ----------      ----------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....      8,483,536       9,618,576       8,426,086       3,996,014
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................     15,824,159         813,257       6,508,542         142,473
                                             ------------      ----------      ----------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ....   $ 24,307,695      10,431,833      14,934,628       4,138,487
                                             ============      ==========      ==========       =========


See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-9
                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

        The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

        The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community;however, other distributors are utilized.

    (b) The Contracts

        Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

        With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

            Portfolios of the American Century Variable Portfolios,Inc.
              (American Century VP);
              American Century VP - American Century VP Income & Growth (ACVPIncGr)
              American Century VP - American Century VP International (ACVPInt) American Century VP - American Century VP Value (ACVPValue)

            The Dreyfus Socially Responsible Growth Fund, Inc.(DrySRGro)

            Dreyfus Stock Index Fund (DryStkIx)

            Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
              Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)

            Federated Insurance Series:Federated Quality Bond Fund II
              (FedQualBal)

            Portfolios of the Fidelity Variable Insurance Products Fund
              (Fidelity VIPS);
              Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEIS) Fidelity VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity VIP - High Income Portfolio - Service Class (FidVIPHIS) Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOvS)

            Portfolio of the Fidelity Variable Insurance Products Fund II
              (Fidelity VIP-II); Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPConS)

            Portfolio of the Fidelity Variable Insurance Products Fund III
              (Fidelity VIP-III); Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)

            Portfolio of the Morgan Stanley Universal Funds, Inc.(Morgan
              Stanley); Morgan Stanley - Emerging Markets Debt Portfolio
              (MSEmMkt)

            Funds of the Nationwide Separate Account Trust (Nationwide SAT)
              (managed for a fee by an affiliated investment advisor); Nationwide SAT - Balanced Fund (NSATBal)
              Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc)
              Nationwide SAT - Global Equity Fund (NSATGlobEq)
              Nationwide SAT - Government Bond Fund (NSATGvtBd)
              Nationwide SAT - High Income Bond Fund (NSATHIncBd)
              Nationwide SAT - Money Market Fund (NSATMyMkt)
              Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)

             Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap) Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
             Nationwide SAT - Small Company Fund (NSATSmCo)
             Nationwide SAT - Strategic Growth Fund (NSATStrGro)
             Nationwide SAT - Strategic Value Fund (NSATStrVal)
             Nationwide SAT - Total Return Fund (NSATTotRe)

        Portfolios of the Neuberger & Berman Advisers Management Trust
             (Neuberger &Berman AMT);
             Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

        Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
             Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
             (formerly Oppenheimer VAF - Capital Appreciation Fund) Oppenheimer VAF - Growth Fund (OppGro)
             Oppenheimer VAF - Growth & Income Fund (OppGrInc)

        Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
             Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

        Portfolio of the Van Kampen Life Investment Trust (Van Kampen LIT);
             Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)

        Portfolios of the Warburg Pincus Trust;
          Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc) Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)

        At June 30, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company. A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    (c) Security Valuation, Transactions and Related Investment Income

        The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

        The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) EXPENSES

    (a) Sales Charges

        The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0% after the purchase payment has been held in the contract for 84 months. On NEA Valuebuilder Select Roth IRA and BOA V Roth IRA contracts, for an additional charge of 0.15% of the daily net assets, such charge will decline to 0%, after the purchases payment has been held in the contract for 60 months.

        For all contracts, except BOA Exclusive II, which have elected a death benefit option at the time of application, the following long term care facility provisions also apply. Beginning at the third contract anniversary, surrender charges on withdrawals will not apply if a contract owner is diagnosed with a terminal illness or has been confined to a long term care facility or hospital for a continuous 90 day period which has commenced any time after the date of issue.

        No sales charges are deducted on BOA Exclusive II contracts and no sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

    (b) Mortality and Expense Risk Charges

        The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The following table provides mortality, expense and administration charges by asset fee rate for the six month period ended June 30, 1999:

                       Total   ACVPIncGr     ACVPInt   ACVPValue    DrySRGro
                   ---------   ---------     -------   ---------    --------
0.95% ..........  $8,809,320     197,289     190,677      71,753     149,341
1.00% ..........   5,833,478     119,333     114,135      36,526     105,302
1.05% ..........   1,210,175      20,244      20,647       9,513      19,556
1.10% ..........      66,153       3,963         458          96       4,969
1.15% ..........      18,900       1,135         382          19       1,111
1.20% ..........     305,964       7,073       8,062       3,940       4,809
1.25% ..........      20,306         533         563         720         273
1.30% ..........     123,873       4,750       3,063         308       2,371
1.35% ..........      10,163         633          52          17         320
1.40% ..........         561          20           -           -          16
1.45% ..........          53           -           -           -           6
1.50% ..........         137           3           -           -           7
1.70% . . . . ..          14           -           -           -           -
                 -----------     -------     -------     -------     -------
    Total ...... $16,399,096     354,976     338,039     122,893     288,082
                 ===========     =======     =======     =======     =======



                   DryStkIx    DryCapAp   FedQualBd   FidVIPEIS   FidVIPGrS
                -----------    --------   ---------   ---------   ---------
0.95% ......... $ 1,175,738     234,677          92     606,613     506,417
1.00% .........     791,886     141,060           8     457,904     361,421
1.05% .........     153,062      36,122          16      99,975      66,556
1.10% .........      10,848       3,440           -       2,336       5,404
1.15% .........       3,449       1,435           -         681       1,808
1.20% .........      36,579      11,773          24      13,897      27,380
1.25% .........       2,532         434           -       1,966       2,240
1.30% .........      26,784       4,018           -       3,595       7,488
1.35% .........       1,388         210           6         379         533
1.40% .........          24           -           -          31          54
1.45% .........           7           -           -          13           7
1.50% .........          25           -           -          10          11
1.70% .........           3           -           -           3           3
                -----------     -------     -------   ---------     -------
    Total...... $ 2,202,326     433,169         146   1,187,404     979,321
                ===========     =======     =======   =========     =======


                  FidVIPHIS   FidVIPOvS  FidVIPConS FidVIPGrOpS     MSEmMkt
                -----------   ---------  ---------- -----------     -------
0.95% ......... $   328,986      90,029     499,201     318,871      11,783
1.00% .........     206,326      51,112     330,121     262,756       4,487
1.05% .........      66,335      14,321      56,468      43,212       1,595
1.10% .........       1,197          44       5,591       1,384          11
1.15% .........         275          50       1,011         100          11
1.20% .........       9,454       4,797      23,715      12,325         707
1.25% .........         564         347         644         447          11
1.30% .........       1,501       1,064       5,855       2,192          66
1.35% .........         284         104         610         408           -
1.40% .........          35           -          73          45           -
1.45% .........           -           -           -           -           -
1.50% .........           1           1           8           -           -
1.70% .........           -           -           -           -           -
                -----------     -------     -------     -------      ------
    Total...... $   614,960     161,868     923,297     641,741      18,671
                ===========     =======     =======     =======      ======


                    NSATBal   NSATCapAp   NSATEqInc   NSATGlobEq  NSATGvtBd
                -----------   ---------   ---------   ----------  ---------
0.95% ......... $   130,633     642,919      38,657      48,507     429,798
1.00% .........      90,397     403,717      32,313      33,561     282,095
1.05% .........      17,160      71,300       5,783       7,526      65,969
1.10% .........         713       5,303          31         111       2,454
1.15% .........         152       1,825          19          24       1,010
1.20% .........       1,688      14,464         717       2,145       8,453
1.25% .........          97       1,088          13         289         928
1.30% .........         530      18,631         239       2,426       7,672
1.35% .........          41         337          17          35       1,424
1.40% .........           -          52           7           -           -
1.45% .........           -           -           -           -           -
1.50% .........           -           -           -           -          18
1.70% .........           -           -           -           -           -
                -----------   ---------      ------      ------     -------
    Total...... $   241,411   1,159,637      77,796      94,623     799,822
                ===========   =========      ======      ======     =======




                NSATHIncBd   NSATMyMkt  NSATMSecBd  NSATMidCap  NSATSmCapG
                ----------   ---------  ----------  ----------  ----------
0.95% .........  $  93,983     566,111     102,281      21,284           -
1.00% .........     65,518     325,145      67,197      15,222           -
1.05% .........     23,741      92,308      21,591       3,972           -
1.10% .........        144       2,786          59         166           -
1.15% .........         82         230          67          29           -
1.20% .........      4,160      61,320       2,825         405           -
1.25% .........        154         672          64           -           -
1.30% .........      1,796      14,709       1,194           6           -
1.35% .........        237       1,786          83           1           -
1.40% .........          -           -           -           -           -
1.45% .........          -           -           -           -           -
1.50% .........          -           1           -           -           -
1.70% .........          -           -           -           -           -
                ----------   ---------  ----------  ----------  ----------
    Total .....  $ 189,815   1,065,069     195,363      41,086           -
                 =========   =========  ==========  ==========  ==========


                NSATSmCapV    NSATSmCo  NSATStrGro  NSATStrVal   NSATTotRe
                ----------   ---------  ----------  ----------  ----------
0.95% ........   $  99,195     126,577      39,530      40,802     922,977
1.00% ........      51,559      82,461      18,653      18,138     625,701
1.05% ........      12,657      15,190       3,910       6,673     100,527
1.10% ........         340         430         162          32       8,418
1.15% .........         99          26          25          24       2,534
1.20% ........       1,765       3,958       1,151         325       8,594
1.25% ........         238         131          92          25       1,451
1.30% ........         512         489         117         132       4,507
1.35% ........         117          26          49           1         237
1.40% .........         15           -          14          29          16
1.45% .........          -           -           -           -          13
1.50% .........          -           2           1           -           -
1.70% .........          -           -           -           -           3
                ----------   ---------  ----------  ----------  ----------
    Total .....  $ 166,498     229,291      63,703      66,182   1,674,979
                ==========   =========  ==========  ==========  ==========


                NBAMTGuard   NBAMTMCGr   NBAMTPart   OppAggGro      OppGro
                ----------   ---------  ----------  ----------  ----------
0.95% .........  $ 103,420      91,927     304,510      99,843     164,175
1.00% .........     86,544      61,281     217,861      55,836     103,746
1.05% .........     19,728      14,602      34,550      12,067      18,373
1.10% .........      1,064       1,009         665         565         839
1.15% .........        147         146         256         129         240
1.20% .........      3,905       3,175       3,369       3,654       5,170
1.25% .........         39          58         971         827         567
1.30% .........      1,715         471         931         550       2,903
1.35% .........        215          45         298           -         168
1.40% .........          -          18          15           7          16
1.45% .........          -           -           -           -           -
1.50% .........          -          18           -           -           -
1.70% .........          -           -           -           -           -
                ----------   ---------  ----------  ----------  ----------
    Total .....  $ 216,777     172,751     563,425     173,476     296,197
                ==========   =========  ==========  ==========  ==========



                  OppGrInc VEWrldEMkt  VEWrldHAs  VKMSRESec    WPGrInc
                  -------- ----------  ---------  ---------    -------
0.95% .........   $155,527     21,527      8,921     55,647     45,761
1.00% .........    112,065     11,684      4,419     28,618     22,645
1.05% .........     26,904      3,952      1,145      5,546      6,233
1.10% .........        812         25         48        107         28
1.15% .........        292         10          4         27         27
1.20% .........      3,615        769        962      1,453        364
1.25% .........        624         80         88         27         44
1.30% .........        359        501         59         92         55
1.35% .........         18         38          -         23          -
1.40% .........         15          -         15         15         15
1.45% .........          6          -          -          -          -
1.50% .........         29          -          -          -          -
1.70% .........          -          -          -          -          -
                  -------- ----------  ---------  ---------    -------
    Total .....   $300,266     38,586     15,661     91,556     75,171
                  ======== ==========  =========  =========    =======


                  WPIntEq    WPPVenCap
                  -------    ---------
0.95% ........    $51,567       21,751
1.00% .........    26,020        8,699
1.05% .........     6,605        4,373
1.10% .........        43           59
1.15% .........        10            -
1.20% .........     2,366          654
1.25% .........       387           75
1.30% .........       190           30
1.35% .........         9           13
1.40% .........         -           14
1.45% .........         -            -
1.50% .........         -            -
1.70% .........         -            -
                  -------    ---------
    Total . . .   $87,198       35,668
                  =======    =========


(3) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed.These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.These fees are paid to an affiliate of the Company.

(4) COMPONENTS OF CONTRACT OWNERS' EQUITY

    The following is a summary of contract owners' equity at June 30, 1999.

                                                                                                                  PERIOD
Contract owners' equity represented by:                          UNITS           UNIT VALUE                     RETURN(b)
                                                               ---------         ----------                     ---------
   Contracts in accumulation phase:

     Asset fee @ 0.95% rate:
        American Century VP -
        American Century VP Income & Growth:
          Tax qualified ..................................     1,965,677         14.289801    28,089,133             9%
          Non-tax qualified ..............................     2,118,993         14.289801    30,279,988             9%
        American Century VP -
        American Century VP International:
          Tax qualified ..................................     1,837,208         12.678872    23,293,725             7%
          Non-tax qualified ..............................     1,983,943         12.678872    25,154,159             7%
        American Century VP -
        American Century VP Value:
          Tax qualified ..................................       845,748         12.038303    10,181,371            13%
          Non-tax qualified ..............................       842,195         12.038303    10,138,599            13%
        The Dreyfus Socially Responsible
        Growth Fund, Inc.:
          Tax qualified ..................................     1,712,874         14.630291    25,059,845            12%
          Non-tax qualified ..............................     1,369,960         14.630291    20,042,913            12%
        Dreyfus Stock Index Fund:
          Tax qualified ..................................    10,731,025         14.661186   157,329,553            12%
          Non-tax qualified ..............................    11,800,239         14.661186   173,005,499            12%
        Dreyfus VIF -
        Capital Appreciation Portfolio:
          Tax qualified ..................................     1,994,328         14.146408    28,212,578             7%
          Non-tax qualified ..............................     2,564,620         14.146408    36,280,161             7%
        Fidelity VIP - Equity-Income Portfolio -
        Service Class:
          Tax qualified ..................................     6,462,321         12.808995    82,775,837            12%
          Non-tax qualified ..............................     5,868,741         12.808995    75,172,674            12%
        Fidelity VIP - Growth Portfolio -
        Service Class:
          Tax qualified ..................................     4,913,577         15.762361    77,449,574            14%
          Non-tax qualified ..............................     5,108,739         15.762361    80,525,788            14%
        Fidelity VIP - High Income Portfolio -
        Service Class:
          Tax qualified ..................................     3,871,597         10.293540    39,852,439             7%
          Non-tax qualified ..............................     4,061,248         10.293540    41,804,619             7%
        Fidelity VIP - Overseas Portfolio -
        Service Class:
          Tax qualified ..................................       864,053         11.883023    10,267,562             8%
          Non-tax qualified ..............................     1,284,107         11.883023    15,259,073             8%
        Fidelity VIP-II - Contrafund Portfolio -
        Service Class:
          Tax qualified ..................................     4,948,996         14.177240    70,163,104            11%
          Non-tax qualified ..............................     5,145,247         14.177240    72,945,402            11%

                                                                     (Continued)


Fidelity VIP-III - Growth Opportunities
Portfolio - Service Class:
   Tax qualified .........................................    3,022,309   13.587231   41,064,811            6%
   Non-tax qualified .....................................    3,137,428   13.587231   42,628,959            6%
Federated Insurance Series -
Federated Quality Bond Fund II
   Tax qualified .........................................       13,979    9.874232      138,032      (1)%(a)
   Non-tax qualified .....................................          866    9.874232        8,551      (1)%(a)
Morgan Stanley -
Emerging Markets Debt Portfolio:
   Tax qualified .........................................      178,540    8.314226    1,484,422           12%
   Non-tax qualified .....................................      205,582    8.314226    1,709,255           12%
Nationwide SAT - Balanced Fund:
   Tax qualified .........................................    1,583,143   11.435967   18,104,771            5%
   Non-tax qualified .....................................    1,375,708   11.435967   15,732,551            5%
Nationwide SAT -
Capital Appreciation Fund:
   Tax qualified .........................................    5,900,071   14.893736   87,874,100           11%
   Non-tax qualified .....................................    5,380,951   14.893736   80,142,464           11%
Nationwide SAT - Equity Income Fund:
   Tax qualified .........................................      345,086   12.691941    4,379,811           10%
   Non-tax qualified .....................................      449,625   12.691941    5,706,614           10%
Nationwide SAT - Global Equity Fund:
   Tax qualified .........................................      435,591   12.890953    5,615,183            8%
   Non-tax qualified .....................................      539,972   12.890953    6,960,754            8%
Nationwide SAT - Government Bond Fund:
   Tax qualified .........................................    5,278,330   10.653189   56,231,047           (3)%
   Non-tax qualified .....................................    4,639,822   10.653189   49,428,901           (3)%
Nationwide SAT - High Income Bond Fund:
   Tax qualified .........................................      926,625   10.943584   10,140,599            2%
   Non-tax qualified .....................................    1,063,737   10.943584   11,641,095            2%
Nationwide SAT - Money Market Fund:
   Tax qualified .........................................    6,220,961   10.695081   66,533,682            2%
   Non-tax qualified .....................................    6,473,795   10.695081   69,237,762            2%
Nationwide SAT - Multi Sector Bond Fund:
   Tax qualified .........................................    1,198,974   10.093337   12,101,649           (2)%
   Non-tax qualified .....................................    1,184,190   10.093337   11,952,429           (2)%
Nationwide SAT -
Select Advisers Mid Cap Fund:
   Tax qualified .........................................      243,392   12.037059    2,929,724           10%
   Non-tax qualified .....................................      221,254   12.037059    2,663,247           10%
Nationwide SAT - Select Advisers
Small Cap Growth Fund:
   Tax qualified .........................................        1,697   11.252972       19,096           13%(a)
   Non-tax qualified .....................................        4,257   11.252972       47,904           13%(a)
Nationwide SAT - Small Cap Value Fund:
   Tax qualified .........................................    1,154,126   11.609606   13,398,948           23%
   Non-tax qualified .....................................    1,340,021   11.609606   15,557,116           23%
Nationwide SAT - Small Company Fund:
   Tax qualified .........................................    1,475,303   10.302027   15,198,611            7%
   Non-tax qualified .....................................    1,635,305   10.302027   16,846,956            7%



Nationwide SAT - Strategic Growth Fund:
   Tax qualified .........................................      444,063   14.463791     6,422,834             25%
   Non-tax qualified .....................................      545,306   14.463791     7,887,192             25%
Nationwide SAT - Strategic Value Fund:
   Tax qualified .........................................      352,720   10.915086     3,849,969              8%
   Non-tax qualified .....................................      502,433   10.915086     5,484,099              8%
Nationwide SAT - Total Return Fund:
   Tax qualified .........................................   10,517,906   13.204391   138,882,543             10%
   Non-tax qualified .....................................    7,234,997   13.204391    95,533,729             10%
Neuberger & Berman AMT -
Guardian Portfolio:
   Tax qualified .........................................      863,350   15.987113    13,802,474             17%
   Non-tax qualified .....................................      888,902   15.987113    14,210,977             17%
Neuberger & Berman AMT -
Mid-Cap Growth Portfolio:
   Tax qualified .........................................      749,512   16.892270    12,660,959              5%
   Non-tax qualified .....................................      732,967   16.892270    12,381,476              5%
Neuberger & Berman AMT -
Partners Portfolio:
   Tax qualified .........................................    3,068,731   11.791040    36,183,530             13%
   Non-tax qualified .....................................    2,856,725   11.791040    33,683,759             13%
Oppenheimer VAF -
Aggressive Growth Fund:
   Tax qualified .........................................    1,005,525   12.778814    12,849,417             20%
   Non-tax qualified .....................................    1,088,934   12.778814    13,915,285             20%
Oppenheimer VAF - Growth Fund:
   Tax qualified .........................................    1,638,991   13.913777    22,804,555             15%
   Non-tax qualified .....................................    1,861,665   13.913777    25,902,792             15%
Oppenheimer VAF -
Growth & Income Fund:
   Tax qualified .........................................    1,705,261   12.140135    20,702,099             14%
   Non-tax qualified .....................................    1,745,140   12.140135    21,186,235             14%
Van Eck WIT -
Worldwide Emerging Markets Fund:
   Tax qualified .........................................      462,176    8.352891     3,860,506             45%
   Non-tax qualified .....................................      836,790    8.352891     6,989,616             45%
Van Eck WIT -
Worldwide Hard Assets Fund:
   Tax qualified .........................................      203,692    7.225490     1,471,775             18%
   Non-tax qualified .....................................      192,379    7.225490     1,390,033             18%
Van Kampen LIT - Morgan Stanley
Real Estate Securities Portfolio:
   Tax qualified .........................................      651,681    9.773419     6,369,151              8%
   Non-tax qualified .....................................      707,662    9.773419     6,916,277              8%
Warburg Pincus Trust -
Growth & Income Portfolio:
   Tax qualified .........................................      448,824   13.215090     5,931,250             15%
   Non-tax qualified .....................................      531,445   13.215090     7,023,094             15%

                                                                     (Continued)


   Warburg Pincus Trust -
   International Equity Portfolio:
     Tax qualified .........................................       567,616   10.498275     5,958,989             6%
     Non-tax qualified .....................................       691,321   10.498275     7,257,678             6%
   Warburg Pincus Trust -
   Post Venture Capital Portfolio:
     Tax qualified .........................................       242,211   11.662789     2,824,856            12%
     Non-tax qualified .....................................       234,403   11.662789     2,733,793            12%

Asset fee @ 1.00% rate:
   American Century VP -
   American Century VP Income & Growth:
     Tax qualified .........................................     1,129,634   14.277889    16,128,789             9%
     Non-tax qualified .....................................     1,224,671   14.277889    17,485,717             9%
   American Century VP -
   American Century VP International:
     Tax qualified .........................................     1,131,442   12.668287    14,333,432             7%
     Non-tax qualified .....................................     1,149,133   12.668287    14,557,547             7%
   American Century VP -
   American Century VP Value:
     Tax qualified .........................................       372,070   12.028249     4,475,351            13%
     Non-tax qualified .....................................       348,677   12.028249     4,193,974            13%
   The Dreyfus Socially Responsible
   Growth Fund, Inc.:
     Tax qualified .........................................     1,060,229   14.618082    15,498,514            12%
     Non-tax qualified .....................................       960,632   14.618082    14,042,597            12%
   Dreyfus Stock Index Fund:
     Tax qualified .........................................     7,593,458   14.648959   111,236,255            12%
     Non-tax qualified .....................................     6,893,835   14.648959   100,987,506            12%
   Dreyfus VIF -
   Capital Appreciation Portfolio:
     Tax qualified .........................................     1,405,949   14.134616    19,872,549             7%
     Non-tax qualified .....................................     1,385,143   14.134616    19,578,464             7%
   Fidelity VIP - Equity-Income Portfolio -
   Service Class:
     Tax qualified .........................................     4,190,133   12.798314    53,626,638            12%
     Non-tax qualified .....................................     4,622,758   12.798314    59,163,508            12%
   Fidelity VIP - Growth Portfolio -
   Service Class:
     Tax qualified .........................................     3,632,547   15.749227    57,209,807            14%
     Non-tax qualified .....................................     3,221,625   15.749227    50,738,103            14%
   Fidelity VIP - High Income Portfolio -
   Service Class:
     Tax qualified .........................................     2,150,017   10.284946    22,112,809             7%
     Non-tax qualified .....................................     2,399,546   10.284946    24,679,201             7%
   Fidelity VIP - Overseas Portfolio -
   Service Class:
     Tax qualified .........................................       540,179   11.873106     6,413,603             8%
     Non-tax qualified .....................................       512,309   11.873106     6,082,699             8%


Fidelity VIP-II - Contrafund Portfolio -
Service Class:
   Tax qualified .........................................    3,106,871   14.165436   44,010,182           11%
   Non-tax qualified .....................................    3,219,770   14.165436   45,609,446           11%
Fidelity VIP-III - Growth Opportunities
Portfolio - Service Class:
   Tax qualified .........................................    2,375,887   13.575880   32,254,757            6%
   Non-tax qualified .....................................    2,447,424   13.575880   33,225,935            6%
Federated Insurance Series -
Federated Quality Bond Fund II:
   Tax qualified .........................................       11,658    9.873445      115,105      (1)%(a)
   Non-tax qualified .....................................        9,634    9.873445       95,121      (1)%(a)
Morgan Stanley -
Emerging Markets Debt Portfolio:
   Tax qualified .........................................       68,176    8.307273      566,357           12%
   Non-tax qualified .....................................       63,090    8.307273      524,106           12%
Nationwide SAT - Balanced Fund:
   Tax qualified .........................................    1,026,291   11.426424   11,726,836            5%
   Non-tax qualified .....................................      843,886   11.426424    9,642,599            5%
Nationwide SAT -
Capital Appreciation Fund:
   Tax qualified .........................................    3,935,057   14.881319   58,558,839           11%
   Non-tax qualified .....................................    3,006,878   14.881319   44,746,311           11%
Nationwide SAT - Equity Income Fund:
   Tax qualified .........................................      283,517   12.681366    3,595,383            9%
   Non-tax qualified .....................................      352,747   12.681366    4,473,314            9%
Nationwide SAT - Global Equity Fund:
   Tax qualified .........................................      278,335   12.880201    3,585,011            8%
   Non-tax qualified .....................................      335,450   12.880201    4,320,663            8%
Nationwide SAT - Government Bond Fund:
   Tax qualified .........................................    3,241,871   10.644294   34,507,428           (3)%
   Non-tax qualified .....................................    2,862,821   10.644294   30,472,708           (3)%
Nationwide SAT - High Income Bond Fund:
   Tax qualified .........................................      651,962   10.934448    7,128,845            2%
   Non-tax qualified .....................................      670,682   10.934448    7,333,537            2%
Nationwide SAT - Money Market Fund:
   Tax qualified .........................................    3,230,891   10.686109   34,525,653            2%
   Non-tax qualified .....................................    3,318,167   10.686109   35,458,294            2%
Nationwide SAT - Multi Sector Bond Fund:
   Tax qualified .........................................      773,565   10.084916    7,801,338           (2)%
   Non-tax qualified .....................................      715,504   10.084916    7,215,798           (2)%
Nationwide SAT -
Select Advisers Mid Cap Fund:
   Tax qualified .........................................      165,308   12.027011    1,988,161           10%
   Non-tax qualified .....................................      141,284   12.027011    1,699,224           10%
Nationwide SAT - Select Advisers
Small Cap Growth Fund:
   Tax qualified .........................................          263   11.252073        2,959           13%(a)
   Non-tax qualified .....................................          197   11.252073        2,217           13%(a)

                                                                     (Continued)


Nationwide SAT - Small Cap Value Fund:
   Tax qualified .........................................      617,675   11.599920    7,164,981           23%
   Non-tax qualified .....................................      556,794   11.599920    6,458,766           23%
Nationwide SAT - Small Company Fund:
   Tax qualified .........................................      915,625   10.293424    9,424,916            7%
   Non-tax qualified .....................................      972,491   10.293424   10,010,262            7%
Nationwide SAT - Strategic Growth Fund:
   Tax qualified .........................................      181,092   14.451718    2,617,091           25%
   Non-tax qualified .....................................      230,462   14.451718    3,330,572           25%
Nationwide SAT - Strategic Value Fund:
   Tax qualified .........................................      149,705   10.905969    1,632,678            8%
   Non-tax qualified .....................................      219,633   10.905969    2,395,311            8%
Nationwide SAT - Total Return Fund:
   Tax qualified .........................................    6,672,971   13.193361   88,038,915           10%
   Non-tax qualified .....................................    5,101,331   13.193361   67,303,701           10%
Neuberger & Berman AMT -
Guardian Portfolio:
   Tax qualified .........................................      733,869   15.973798   11,722,675           17%
   Non-tax qualified .....................................      649,129   15.973798   10,369,056           17%
Neuberger & Berman AMT -
Mid-Cap Growth Portfolio:
   Tax qualified .........................................      406,911   16.878174    6,867,915            5%
   Non-tax qualified .....................................      450,072   16.878174    7,596,394            5%
Neuberger & Berman AMT -
Partners Portfolio:
   Tax qualified .........................................    2,070,316   11.781209   24,390,825           13%
   Non-tax qualified .....................................    2,029,899   11.781209   23,914,664           13%
Oppenheimer VAF -
Aggressive Growth Fund:
   Tax qualified .........................................      549,102   12.768151    7,011,017           20%
   Non-tax qualified .....................................      592,791   12.768151    7,568,845           20%
Oppenheimer VAF - Growth Fund:
   Tax qualified .........................................    1,088,413   13.902180   15,131,313           15%
   Non-tax qualified .....................................    1,022,218   13.902180   14,211,059           15%
Oppenheimer VAF -
Growth & Income Fund:
   Tax qualified .........................................    1,084,329   12.130013   13,152,925           14%
   Non-tax qualified .....................................    1,201,956   12.130013   14,579,742           14%
Van Eck WIT -
Worldwide Emerging Markets Fund:
   Tax qualified .........................................      267,721    8.345934    2,234,382           45%
   Non-tax qualified .....................................      262,795    8.345934    2,193,270           45%
Van Eck WIT -
Worldwide Hard Assets Fund:
   Tax qualified .........................................      104,692    7.219441      755,818           18%
   Non-tax qualified .....................................       68,322    7.219441      493,247           18%
Van Kampen LIT - Morgan Stanley
Real Estate Securities Portfolio:
   Tax qualified .........................................      362,112    9.765247    3,536,113            8%
   Non-tax qualified .....................................      266,134    9.765247    2,598,864            8%


   Warburg Pincus Trust -
   Growth & Income Portfolio:
     Tax qualified .........................................      152,415   13.204046    2,012,495           15%
     Non-tax qualified .....................................      255,746   13.204046    3,376,882           15%
   Warburg Pincus Trust -
   International Equity Portfolio:
     Tax qualified .........................................      247,297   10.489498    2,594,021            6%
     Non-tax qualified .....................................      346,803   10.489498    3,637,789            6%
   Warburg Pincus Trust -
   Post Venture Capital Portfolio:
     Tax qualified .........................................      104,659   11.653060    1,219,598           12%
     Non-tax qualified .....................................       76,168   11.653060      887,590           12%

Asset fee @ 1.05% rate:
   American Century VP -
   American Century VP Income & Growth:
     Tax qualified .........................................      131,324   14.265955    1,873,462            9%
     Non-tax qualified .....................................      226,887   14.265955    3,236,760            9%
   American Century VP -
   American Century VP International:
     Tax qualified .........................................      139,634   12.657730    1,767,449            7%
     Non-tax qualified .....................................      236,518   12.657730    2,993,781            7%
   American Century VP -
   American Century VP Value:
     Tax qualified .........................................       88,703   12.018208    1,066,051           13%
     Non-tax qualified .....................................      109,796   12.018208    1,319,551           13%
   The Dreyfus Socially Responsible
   Growth Fund, Inc.:
     Tax qualified .........................................      121,441   14.605880    1,773,753           12%
     Non-tax qualified .....................................      210,201   14.605880    3,070,171           12%
   Dreyfus Stock Index Fund:
     Tax qualified .........................................    1,198,358   14.636720   17,540,031           12%
     Non-tax qualified .....................................    1,417,295   14.636720   20,744,550           12%
   Dreyfus VIF -
   Capital Appreciation Portfolio:
     Tax qualified .........................................      252,402   14.122828    3,564,630            7%
     Non-tax qualified .....................................      376,682   14.122828    5,319,815            7%
   Fidelity VIP - Equity-Income Portfolio -
   Service Class:
     Tax qualified .........................................      706,496   12.787614    9,034,398           12%
     Non-tax qualified .....................................    1,174,186   12.787614   15,015,037           12%
   Fidelity VIP - Growth Portfolio -
   Service Class:
     Tax qualified .........................................      452,861   15.736088    7,126,261           14%
     Non-tax qualified .....................................      692,436   15.736088   10,896,234           14%
   Fidelity VIP - High Income Portfolio -
   Service Class:
     Tax qualified .........................................      683,260   10.276352    7,021,420            7%
     Non-tax qualified .....................................      699,181   10.276352    7,185,030            7%


                                                                     (Continued)



Fidelity VIP - Overseas Portfolio -
Service Class:
   Tax qualified . . . . . . . . . . . . . . . . . . . . .       109,238       11.863202        1,295,912        8%
   Non-tax qualified  . . . . . . . . . . . . . . . . .          157,671       11.863202        1,870,483        8%
Fidelity VIP-II - Contrafund Portfolio -
Service Class:
   Tax qualified . . . . . . . . . . . . . . . . . . . . .       360,689       14.153619        5,105,055       11%
   Non-tax qualified  . . . . . . . . . . . . . . . . .          622,887       14.153619        8,816,105       11%
Fidelity VIP-III - Growth Opportunities
Portfolio - Service Class:
   Tax qualified . . . . . . . . . . . . . . . . . . . . .       351,240       13.564557        4,764,415        6%
   Non-tax qualified  . . . . . . . . . . . . . . . . .          413,774       13.564557        5,612,661        6%
Federated Insurance Series -
Federated Quality Bond Fund II:
   Tax qualified . . . . . . . . . . . . . . . . . . . . .         2,239        9.872651           22,105       (1)%(a)
   Non-tax qualified  . . . . . . . . . . . . . . . . .              241        9.872651            2,379       (1)%(a)
Morgan Stanley -
Emerging Markets Debt Portfolio:
   Tax qualified . . . . . . . . . . . . . . . . . . . . .        17,835        8.300326          148,036       12%
   Non-tax qualified  . . . . . . . . . . . . . . . . .           30,028        8.300326          249,242       12%
Nationwide SAT - Balanced Fund:
   Tax qualified . . . . . . . . . . . . . . . . . . . . .       134,775       11.416884        1,538,711        5%
   Non-tax qualified  . . . . . . . . . . . . . . . . .          203,806       11.416884        2,326,829        5%
Nationwide SAT -
Capital Appreciation Fund:
   Tax qualified . . . . . . . . . . . . . . . . . . . . .       501,628       14.868894        7,458,654       11%
   Non-tax qualified  . . . . . . . . . . . . . . . . .          608,704       14.868894        9,050,755       11%
Nationwide SAT - Equity Income Fund:
   Tax qualified . . . . . . . . . . . . . . . . . . . . .        41,379       12.670778          524,304        9%
   Non-tax qualified  . . . . . . . . . . . . . . . . .           62,835       12.670778          796,168        9%
Nationwide SAT - Global Equity Fund:
   Tax qualified . . . . . . . . . . . . . . . . . . . . .        64,663       12.869452          832,177        8%
   Non-tax qualified  . . . . . . . . . . . . . . . . .           68,272       12.869452          878,623        8%
Nationwide SAT - Government Bond Fund:
   Tax qualified . . . . . . . . . . . . . . . . . . . . .       563,709       10.635399        5,995,270       (3)%
   Non-tax qualified  . . . . . . . . . . . . . . . . .          791,874       10.635399        8,421,896       (3)%
Nationwide SAT - High Income Bond Fund:
   Tax qualified . . . . . . . . . . . . . . . . . . . . .       202,948       10.925306        2,217,269        2%
   Non-tax qualified  . . . . . . . . . . . . . . . . .          273,107       10.925306        2,983,778        2%
Nationwide SAT - Money Market Fund:
   Tax qualified . . . . . . . . . . . . . . . . . . . . .       503,306       10.677135        5,373,866        2%
   Non-tax qualified  . . . . . . . . . . . . . . . . .          983,177       10.677135       10,497,514        2%
Nationwide SAT - Multi Sector Bond Fund:
   Tax qualified . . . . . . . . . . . . . . . . . . . . .       180,858       10.076497        1,822,415       (2)%
   Non-tax qualified  . . . . . . . . . . . . . . . . .          273,765       10.076497        2,758,592       (2)%
Nationwide SAT -
Select Advisers Mid Cap Fund:
   Tax qualified . . . . . . . . . . . . . . . . . . . . .        39,746       12.016961          477,626       10%
   Non-tax qualified  . . . . . . . . . . . . . . . . .           42,069       12.016961          505,542       10%


Nationwide SAT - Select Advisers
Small Cap Growth Fund:
   Tax qualified .........................................          995   11.251171       11,195           13%(a)
   Non-tax qualified .....................................        2,704   11.251171       30,423           13%(a)
Nationwide SAT - Small Cap Value Fund:
   Tax qualified .........................................       98,908   11.590217    1,146,365           23%
   Non-tax qualified .....................................      228,255   11.590217    2,645,525           23%
Nationwide SAT - Small Company Fund:
   Tax qualified .........................................      130,765   10.284820    1,344,894            7%
   Non-tax qualified .....................................      203,086   10.284820    2,088,703            7%
Nationwide SAT - Strategic Growth Fund:
   Tax qualified .........................................       38,693   14.439659      558,714           25%
   Non-tax qualified .....................................       41,714   14.439659      602,336           25%
Nationwide SAT - Strategic Value Fund:
   Tax qualified .........................................       34,632   10.896867      377,380            8%
   Non-tax qualified .....................................       81,006   10.896867      882,712            8%
Nationwide SAT - Total Return Fund:
   Tax qualified .........................................      835,895   13.182356   11,019,065           10%
   Non-tax qualified .....................................      892,522   13.182356   11,765,543           10%
Neuberger & Berman AMT -
Guardian Portfolio:
   Tax qualified .........................................       93,626   15.960476    1,494,316           17%
   Non-tax qualified .....................................      185,140   15.960476    2,954,923           17%
Neuberger & Berman AMT -
Mid-Cap Growth Portfolio:
   Tax qualified .........................................       72,858   16.864105    1,228,685            5%
   Non-tax qualified .....................................      136,562   16.864105    2,302,996            5%
Neuberger & Berman AMT -
Partners Portfolio:
   Tax qualified .........................................      270,296   11.771362    3,181,752           13%
   Non-tax qualified .....................................      339,724   11.771362    3,999,014           13%
Oppenheimer VAF -
Aggressive Growth Fund:
   Tax qualified .........................................       89,451   12.757485    1,141,170           20%
   Non-tax qualified .....................................      139,444   12.757485    1,778,955           20%
Oppenheimer VAF - Growth Fund:
   Tax qualified .........................................      158,855   13.890556    2,206,584           15%
   Non-tax qualified .....................................      181,427   13.890556    2,520,122           15%
Oppenheimer VAF -
Growth & Income Fund:
   Tax qualified .........................................      187,987   12.119861    2,278,376           14%
   Non-tax qualified .....................................      326,586   12.119861    3,958,177           14%
Van Eck WIT -
Worldwide Emerging Markets Fund:
   Tax qualified .........................................       48,464    8.338955      404,139           45%
   Non-tax qualified .....................................      113,142    8.338955      943,486           45%
Van Eck WIT -
Worldwide Hard Assets Fund:
   Tax qualified .........................................       30,843    7.213412      222,483           18%
   Non-tax qualified .....................................       16,531    7.213412      119,245           18%

                                                                     (Continued)


   Van Kampen LIT - Morgan Stanley
   Real Estate Securities Portfolio:
     Tax qualified .........................................      51,988    9.757089     507,252           8%
     Non-tax qualified .....................................      75,855    9.757089     740,124           8%
   Warburg Pincus Trust -
   Growth & Income Portfolio:
     Tax qualified .........................................      21,426   13.193052     282,674          15%
     Non-tax qualified .....................................      88,573   13.193052   1,168,548          15%
   Warburg Pincus Trust -
   International Equity Portfolio:
     Tax qualified .........................................      48,150   10.480745     504,648           6%
     Non-tax qualified .....................................      89,292   10.480745     935,847           6%
   Warburg Pincus Trust -
   Post Venture Capital Portfolio:
     Tax qualified .........................................      34,128   11.643324     397,363          12%
     Non-tax qualified .....................................      49,182   11.643324     572,642          12%

Asset fee @ 1.10% rate:
   American Century VP -
   American Century VP Income & Growth:
     Tax qualified .........................................     108,345   13.661765   1,480,184           9%
     Non-tax qualified .....................................       6,991   13.661765      95,509           9%
   American Century VP -
   American Century VP International:
     Tax qualified .........................................      14,610   12.877750     188,144           7%
     Non-tax qualified .....................................          92   12.877750       1,185           7%
   American Century VP -
   American Century VP Value:
     Tax qualified .........................................       2,048   12.693157      25,996          13%
     Non-tax qualified .....................................       1,861   12.693157      23,622          13%
   The Dreyfus Socially Responsible
   Growth Fund, Inc.:
     Tax qualified .........................................     162,991   14.339240   2,337,167          12%
     Non-tax qualified .....................................       8,859   14.339240     127,031          12%
   Dreyfus Stock Index Fund:
     Tax qualified .........................................     297,496   13.901010   4,135,495          12%
     Non-tax qualified .....................................      26,639   13.901010     370,309          12%
   Dreyfus VIF -
   Capital Appreciation Portfolio:
     Tax qualified .........................................      91,698   13.247744   1,214,792           7%
     Non-tax qualified .....................................       4,934   13.247744      65,364           7%
   Fidelity VIP - Equity-Income Portfolio -
   Service Class:
     Tax qualified .........................................      58,392   13.233799     772,748          12%
     Non-tax qualified .....................................       5,472   13.233799      72,415          12%
   Fidelity VIP - Growth Portfolio -
   Service Class:
     Tax qualified .........................................     149,947   14.688730   2,202,531          14%
     Non-tax qualified .....................................      16,665   14.688730     244,788          14%


Fidelity VIP - High Income Portfolio -
Service Class:
   Tax qualified .........................................      32,098   11.298554     362,661           7%
   Non-tax qualified .....................................       1,040   11.298554      11,750           7%
Fidelity VIP - Overseas Portfolio -
Service Class:
   Tax qualified .........................................       2,868   13.098767      37,567           7%
   Non-tax qualified .....................................         181   13.098767       2,371           7%
Fidelity VIP-II - Contrafund Portfolio -
Service Class:
   Tax qualified .........................................     163,822   14.149804   2,318,049          11%
   Non-tax qualified .....................................      10,903   14.149804     154,275          11%
Fidelity VIP-III - Growth Opportunities
Portfolio - Service Class:
   Tax qualified .........................................      30,323   13.030094     395,112           6%
   Non-tax qualified .....................................       2,822   13.030094      36,771           6%
Morgan Stanley -
Emerging Markets Debt Portfolio:
   Tax qualified .........................................         537   12.801010       6,874          12%
   Non-tax qualified .....................................          41   12.801010         525          12%
Nationwide SAT - Balanced Fund:
   Tax qualified .........................................      20,992   11.251861     236,199           5%
   Non-tax qualified .....................................       1,713   11.251861      19,274           5%
Nationwide SAT -
Capital Appreciation Fund:
   Tax qualified .........................................     131,605   13.847466   1,822,396          11%
   Non-tax qualified .....................................      20,489   13.847466     283,721          11%
Nationwide SAT - Equity Income Fund:
   Tax qualified .........................................       1,319   12.964583      17,100           9%
   Non-tax qualified .....................................          79   12.964583       1,024           9%
Nationwide SAT - Global Equity Fund:
   Tax qualified .........................................       2,691   13.195498      35,509           8%
   Non-tax qualified .....................................         326   13.195498       4,302           8%
Nationwide SAT - Government Bond Fund:
   Tax qualified .........................................      75,595    9.585928     724,648          (3)%
   Non-tax qualified .....................................      11,071    9.585928     106,126          (3)%
Nationwide SAT - High Income Bond Fund:
   Tax qualified .........................................       4,201   10.565362      44,385           2%
   Non-tax qualified .....................................         832   10.565362       8,790           2%
Nationwide SAT - Money Market Fund:
   Tax qualified .........................................      47,998   10.271216     492,998           2%
   Non-tax qualified .....................................       9,701   10.271216      99,641           2%
Nationwide SAT - Multi Sector Bond Fund:
   Tax qualified .........................................       1,442   10.078825      14,534          (2)%
   Non-tax qualified .....................................         439   10.078825       4,425          (2)%
Nationwide SAT -
Select Advisers Mid Cap Fund:
   Tax qualified .........................................       3,355   13.497583      45,284          10%
   Non-tax qualified .....................................         447   13.497583       6,033          10%

                                                                     (Continued)


Nationwide SAT - Small Cap Value Fund:
   Tax qualified .........................................       8,541   15.944931     136,186          23%
   Non-tax qualified .....................................         726   15.944931      11,576          23%
Nationwide SAT - Small Company Fund:
   Tax qualified .........................................       8,267   12.975538     107,269           7%
   Non-tax qualified .....................................       1,267   12.975538      16,440           7%
Nationwide SAT - Strategic Growth Fund:
   Tax qualified .........................................       3,689   15.808706      58,318          25%
   Non-tax qualified .....................................         267   15.808706       4,221          25%
Nationwide SAT - Strategic Value Fund:
   Tax qualified .........................................       1,237   14.083145      17,421           8%
Nationwide SAT - Total Return Fund:
   Tax qualified .........................................     200,671   13.209742   2,650,812          10%
   Non-tax qualified .....................................      32,893   13.209742     434,508          10%
Neuberger & Berman AMT -
Guardian Portfolio:
   Tax qualified .........................................      33,840   15.027986     508,547          17%
   Non-tax qualified .....................................         434   15.027986       6,522          17%
Neuberger & Berman AMT -
Mid-Cap Growth Portfolio:
   Tax qualified .........................................      27,616   14.718666     406,471           5%
   Non-tax qualified .....................................       2,230   14.718666      32,823           5%
Neuberger & Berman AMT -
Partners Portfolio:
   Tax qualified .........................................      16,477   13.358720     220,112          13%
   Non-tax qualified .....................................       2,279   13.358720      30,445          13%
Oppenheimer VAF -
Aggressive Growth Fund:
   Tax qualified .........................................      20,683   15.876614     328,376          20%
   Non-tax qualified .....................................         436   15.876614       6,922          20%
Oppenheimer VAF - Growth Fund:
   Tax qualified .........................................      28,039   15.256598     427,780          15%
   Non-tax qualified .....................................       3,793   15.256598      57,868          15%
Oppenheimer VAF -
Growth & Income Fund:
   Tax qualified .........................................      16,936   14.070231     238,293          14%
   Non-tax qualified .....................................       1,438   14.070231      20,233          14%
Van Eck WIT -
Worldwide Emerging Markets Fund:
   Tax qualified .........................................         927   18.336342      16,998          45%
   Non-tax qualified .....................................         139   18.336342       2,549          45%
Van Eck WIT -
Worldwide Hard Assets Fund:
   Tax qualified .........................................         695   11.663807       8,106          18%
   Non-tax qualified .....................................         576   11.663807       6,718          18%
Van Kampen LIT - Morgan Stanley
Real Estate Securities Portfolio:
   Tax qualified .........................................       1,660   11.234690      18,650           8%
   Non-tax qualified .....................................          41   11.234690         461           8%


   Warburg Pincus Trust -
   Growth & Income Portfolio:
     Tax qualified .........................................         503   13.634653       6,858          15%
     Non-tax qualified .....................................         136   13.634653       1,854          15%
   Warburg Pincus Trust -
   International Equity Portfolio:
     Tax qualified .........................................       1,090   12.283306      13,389           6%
     Non-tax qualified .....................................         201   12.283306       2,469           6%
   Warburg Pincus Trust -
   Post Venture Capital Portfolio:
     Tax qualified .........................................       1,521   14.394794      21,894          12%
     Non-tax qualified .....................................          78   14.394794       1,123          12%

Asset fee @ 1.15% rate:
   American Century VP -
   American Century VP Income & Growth:
     Tax qualified .........................................      24,333   13.656625     332,307           9%
     Non-tax qualified .....................................       2,339   13.656625      31,943           9%
   American Century VP -
   American Century VP International:
     Tax qualified .........................................       7,431   12.872904      95,659           7%
     Non-tax qualified .....................................       1,033   12.872904      13,298           7%
   American Century VP -
   American Century VP Value:
     Tax qualified .........................................          64   12.688367         812          13%
     Non-tax qualified .....................................       1,969   12.688367      24,983          13%
   The Dreyfus Socially Responsible
   Growth Fund, Inc.:
     Tax qualified .........................................      29,252   14.333848     419,294          12%
     Non-tax qualified .....................................       2,425   14.333848      34,760          12%
   Dreyfus Stock Index Fund:
     Tax qualified .........................................      92,905   13.895787   1,290,988          11%
     Non-tax qualified .....................................       8,076   13.895787     112,222          11%
   Dreyfus VIF -
   Capital Appreciation Portfolio:
     Tax qualified .........................................      39,007   13.242767     516,561           7%
     Non-tax qualified .....................................       1,645   13.242767      21,784           7%
   Fidelity VIP - Equity-Income Portfolio -
   Service Class:
     Tax qualified .........................................      15,887   13.228813     210,166          12%
     Non-tax qualified .....................................       3,946   13.228813      52,201          12%
   Fidelity VIP - Growth Portfolio -
   Service Class:
     Tax qualified .........................................      52,027   14.683213     763,924          14%
     Non-tax qualified .....................................       6,133   14.683213      90,052          14%
   Fidelity VIP - High Income Portfolio -
   Service Class:
     Tax qualified .........................................       6,919   11.294296      78,145           7%
     Non-tax qualified .....................................         768   11.294296       8,674           7%

                                                                     (Continued)


Fidelity VIP - Overseas Portfolio -
Service Class:
   Tax qualified .........................................       644   13.093844     8,432         7%
   Non-tax qualified .....................................       168   13.093844     2,200         7%
Fidelity VIP-II - Contrafund Portfolio -
Service Class:
   Tax qualified .........................................    25,443   14.144484   359,878        11%
   Non-tax qualified .....................................     2,512   14.144484    35,531        11%
Fidelity VIP-III - Growth Opportunities
Portfolio - Service Class:
   Tax qualified .........................................     2,374   13.025187    30,922         6%
   Non-tax qualified .....................................       280   13.025187     3,647         6%
Morgan Stanley -
Emerging Markets Debt Portfolio:
   Non-tax qualified .....................................       191   12.796185     2,444        12%
Nationwide SAT - Balanced Fund:
   Tax qualified .........................................     4,497   11.247621    50,581         5%
   Non-tax qualified .....................................       210   11.247621     2,362         5%
Nationwide SAT -
Capital Appreciation Fund:
   Tax qualified .........................................    42,505   13.842257   588,365        11%
   Non-tax qualified .....................................     7,106   13.842257    98,363        11%
Nationwide SAT - Equity Income Fund:
   Tax qualified .........................................       841   12.959693    10,899         9%
   Non-tax qualified .....................................       125   12.959693     1,620         9%
Nationwide SAT - Global Equity Fund:
   Tax qualified .........................................       326   13.190535     4,300         8%
   Non-tax qualified .....................................       275   13.190535     3,627         8%
Nationwide SAT - Government Bond Fund:
   Tax qualified .........................................    26,843    9.582324   257,218        (3)%
   Non-tax qualified .....................................     3,713    9.582324    35,579        (3)%
Nationwide SAT - High Income Bond Fund:
   Tax qualified .........................................     2,366   10.561383    24,988         2%
   Non-tax qualified .....................................       108   10.561383     1,141         2%
Nationwide SAT - Money Market Fund:
   Tax qualified .........................................     8,539   10.267335    87,673         2%
   Non-tax qualified .....................................       209   10.267335     2,146         2%
Nationwide SAT - Multi Sector Bond Fund:
   Tax qualified .........................................     1,740   10.075035    17,531        (2)%
   Non-tax qualified .....................................       154   10.075035     1,552        (2)%
Nationwide SAT -
Select Advisers Mid Cap Fund:
   Tax qualified .........................................       424   13.492506     5,721        10%
Nationwide SAT - Small Cap Value Fund:
   Tax qualified .........................................     1,782   15.938931    28,403        23%
Nationwide SAT - Small Company Fund:
   Tax qualified .........................................       941   12.970656    12,205         7%
   Non-tax qualified .....................................         7   12.970656        91         7%
Nationwide SAT - Strategic Growth Fund:
   Tax qualified .........................................     1,072   15.802763    16,941        25%


   Nationwide SAT - Strategic Value Fund:
     Tax qualified .........................................         360   14.077868       5,068           8%
   Nationwide SAT - Total Return Fund:
     Tax qualified .........................................      61,799   13.204789     816,043          10%
     Non-tax qualified .....................................       9,618   13.204789     127,004          10%
   Neuberger & Berman AMT -
   Guardian Portfolio:
     Tax qualified .........................................       3,930   15.022338      59,038          17%
     Non-tax qualified .....................................         309   15.022338       4,642          17%
   Neuberger & Berman AMT -
   Mid-Cap Growth Portfolio:
     Tax qualified .........................................       4,010   14.713132      59,000           5%
   Neuberger & Berman AMT -
   Partners Portfolio:
     Tax qualified .........................................       5,495   13.353688      73,379          13%
     Non-tax qualified .....................................         401   13.353688       5,355          13%
   Oppenheimer VAF -
   Aggressive Growth Fund:
     Tax qualified .........................................       3,176   15.870637      50,405          20%
     Non-tax qualified .....................................          27   15.870637         429          20%
   Oppenheimer VAF - Growth Fund:
     Tax qualified .........................................       6,998   15.250865     106,726          15%
     Non-tax qualified .....................................         822   15.250865      12,536          15%
   Oppenheimer VAF -
   Growth & Income Fund:
     Tax qualified .........................................       6,064   14.064942      85,290          14%
     Non-tax qualified .....................................         307   14.064942       4,318          14%
   Van Eck WIT -
   Worldwide Emerging Markets Fund:
     Tax qualified .........................................         287   18.329462       5,261          45%
   Van Eck WIT -
   Worldwide Hard Assets Fund:
     Tax qualified .........................................         222   11.659412       2,588          18%
   Van Kampen LIT - Morgan Stanley
   Real Estate Securities Portfolio:
     Tax qualified .........................................         683   11.230460       7,670           8%
   Warburg Pincus Trust -
   Growth & Income Portfolio:
     Tax qualified .........................................         590   13.629529       8,041          15%
   Warburg Pincus Trust -
   International Equity Portfolio:
     Tax qualified .........................................           8   12.278689          98           6%
     Non-tax qualified .....................................         179   12.278689       2,198           6%

Asset fee @ 1.20% rate:
   American Century VP -
   American Century VP Income & Growth:
     Tax qualified .........................................     117,906   13.563089   1,599,170           9%
     Non-tax qualified .....................................     170,202   13.563089   2,308,465           9%

                                                                     (Continued)


American Century VP -
American Century VP International:
   Tax qualified .........................................       51,829   11.636259      603,096            7%
   Non-tax qualified .....................................      412,040   11.636259    4,794,604            7%
American Century VP -
American Century VP Value:
   Tax qualified .........................................       48,585   12.931902      628,296           12%
   Non-tax qualified .....................................       84,309   12.931902    1,090,276           12%
The Dreyfus Socially Responsible
Growth Fund, Inc.:
   Tax qualified .........................................       55,968   14.302889      800,504           12%
   Non-tax qualified .....................................      120,880   14.302889    1,728,933           12%
Dreyfus Stock Index Fund:
   Tax qualified .........................................      381,415   13.785854    5,258,132           11%
   Non-tax qualified .....................................    1,057,890   13.785854   14,583,917           11%
Dreyfus VIF -
Capital Appreciation Portfolio:
   Tax qualified .........................................      142,543   13.046204    1,859,645            7%
   Non-tax qualified .....................................      334,878   13.046204    4,368,887            7%
Fidelity VIP - Equity-Income Portfolio -
Service Class:
   Tax qualified .........................................      136,468   13.272701    1,811,299           12%
   Non-tax qualified .....................................      421,105   13.272701    5,589,201           12%
Fidelity VIP - Growth Portfolio -
Service Class:
   Tax qualified .........................................      314,946   14.795767    4,659,868           14%
   Non-tax qualified .....................................      781,798   14.795767   11,567,301           14%
Fidelity VIP - High Income Portfolio -
Service Class:
   Tax qualified .........................................      195,637   11.135825    2,178,579            7%
   Non-tax qualified .....................................      342,179   11.135825    3,810,445            7%
Fidelity VIP - Overseas Portfolio -
Service Class:
   Tax qualified .........................................       78,274   12.135619      949,903            7%
   Non-tax qualified .....................................      192,826   12.135619    2,340,063            7%
Fidelity VIP-II - Contrafund Portfolio -
Service Class:
   Tax qualified .........................................      255,386   13.927608    3,556,916           11%
   Non-tax qualified .....................................      625,413   13.927608    8,710,507           11%
Fidelity VIP-III - Growth Opportunities
Portfolio - Service Class:
   Tax qualified .........................................      118,910   13.142271    1,562,747            6%
   Non-tax qualified .....................................      366,668   13.142271    4,818,850            6%
Federated Insurance Series -
Federated Quality Bond Fund II:
   Tax qualified .........................................        2,348    9.870270       23,175      (1)%(a)
   Non-tax qualified .....................................        2,269    9.870270       22,396      (1)%(a)
Morgan Stanley -
Emerging Markets Debt Portfolio:
   Tax qualified .........................................        6,822   12.799834       87,320           12%
   Non-tax qualified .....................................       21,003   12.799834      268,835           12%


Nationwide SAT - Balanced Fund:
   Tax qualified .........................................       29,871   11.346360      338,927            5%
   Non-tax qualified .....................................       52,212   11.346360      592,416            5%
Nationwide SAT -
Capital Appreciation Fund:
   Tax qualified .........................................      103,709   13.788623    1,430,004           11%
   Non-tax qualified .....................................      394,791   13.788623    5,443,624           11%
Nationwide SAT - Equity Income Fund:
   Tax qualified .........................................        4,662   13.047304       60,827            9%
   Non-tax qualified .....................................       17,306   13.047304      225,797            9%
Nationwide SAT - Global Equity Fund:
   Tax qualified .........................................       30,705   12.686829      389,549            8%
   Non-tax qualified .....................................       50,459   12.686829      640,165            8%
Nationwide SAT - Government Bond Fund:
   Tax qualified .........................................      136,971    9.893252    1,355,089           (3)%
   Non-tax qualified .....................................      381,417    9.893252    3,773,454           (3)%
Nationwide SAT - High Income Bond Fund:
   Tax qualified .........................................       86,317   10.783477      930,797            2%
   Non-tax qualified .....................................      117,731   10.783477    1,269,550            2%
Nationwide SAT - Money Market Fund:
   Tax qualified .........................................      503,827   10.296893    5,187,853            2%
   Non-tax qualified .....................................    2,271,480   10.296893   23,389,187            2%
Nationwide SAT - Multi Sector Bond Fund:
   Tax qualified .........................................       23,689   10.299348      243,981           (2)%
   Non-tax qualified .....................................      111,769   10.299348    1,151,148           (2)%
Nationwide SAT -
Select Advisers Mid Cap Fund:
   Tax qualified .........................................        2,633   13.495167       35,533           10%
   Non-tax qualified .....................................       11,481   13.495167      154,938           10%
Nationwide SAT - Select Advisers
Small Cap Growth Fund:
   Tax qualified .........................................          188   11.248467        2,115           12%(a)
   Non-tax qualified .....................................          343   11.248467        3,858           12%(a)
Nationwide SAT - Small Cap Value Fund:
   Tax qualified .........................................       24,540   15.472090      379,685           23%
   Non-tax qualified .....................................       45,132   15.472090      698,286           23%
Nationwide SAT - Small Company Fund:
   Tax qualified .........................................       38,305   12.855345      492,424            7%
   Non-tax qualified .....................................      540,681   12.855345    6,950,641            7%
Nationwide SAT - Strategic Growth Fund:
   Tax qualified .........................................       22,836   15.544930      354,984           25%
   Non-tax qualified .....................................       36,571   15.544930      568,494           25%
Nationwide SAT - Strategic Value Fund:
   Tax qualified .........................................        5,944   13.480427       80,128            8%
   Non-tax qualified .....................................        6,938   13.480427       93,527            8%
Nationwide SAT - Total Return Fund:
   Tax qualified .........................................      119,344   13.176280    1,572,510           10%
   Non-tax qualified .....................................      207,190   13.176280    2,729,993           10%

                                                                     (Continued)


Neuberger & Berman AMT -
Guardian Portfolio:
   Tax qualified .........................................      41,519   14.345512     595,611          17%
   Non-tax qualified .....................................     159,546   14.345512   2,288,769          17%
Neuberger & Berman AMT -
Mid-Cap Growth Portfolio:
   Tax qualified .........................................      36,226   14.319212     518,728           4%
   Non-tax qualified .....................................      97,337   14.319212   1,393,789           4%
Neuberger & Berman AMT -
Partners Portfolio:
   Tax qualified .........................................      23,025   13.310419     306,472          13%
   Non-tax qualified .....................................      91,019   13.310419   1,211,501          13%
Oppenheimer VAF -
Aggressive Growth Fund:
   Tax qualified .........................................      15,044   15.591408     234,557          20%
   Non-tax qualified .....................................      64,591   15.591408   1,007,065          20%
Oppenheimer VAF - Growth Fund:
   Tax qualified .........................................      48,090   14.682352     706,074          15%
   Non-tax qualified .....................................     128,450   14.682352   1,885,948          15%
Oppenheimer VAF -
Growth & Income Fund:
   Tax qualified .........................................      39,955   13.845018     553,178          14%
   Non-tax qualified .....................................     156,538   13.845018   2,167,271          14%
Van Eck WIT -
Worldwide Emerging Markets Fund:
   Tax qualified .........................................      17,301   17.554792     303,715          45%
   Non-tax qualified .....................................      31,218   17.554792     548,025          45%
Van Eck WIT -
Worldwide Hard Assets Fund:
   Tax qualified .........................................         931   12.436772      11,579          18%
   Non-tax qualified .....................................      21,859   12.436772     271,855          18%
Van Kampen LIT - Morgan Stanley
Real Estate Securities Portfolio:
   Tax qualified .........................................      18,285   11.584281     211,819           8%
   Non-tax qualified .....................................      45,622   11.584281     528,498           8%
Warburg Pincus Trust -
Growth & Income Portfolio:
   Tax qualified .........................................      11,485   13.390299     153,788          15%
   Non-tax qualified .....................................      12,139   13.390299     162,545          15%
Warburg Pincus Trust -
International Equity Portfolio:
   Tax qualified .........................................      42,842   11.479730     491,815           6%
   Non-tax qualified .....................................     224,987   11.479730   2,582,790           6%
Warburg Pincus Trust -
Post Venture Capital Portfolio:
   Tax qualified .........................................       1,838   14.276190      26,240          12%
   Non-tax qualified .....................................     432,316   14.276190   6,171,825          12%


Asset fee @ 1.25% rate:
   American Century VP -
   American Century VP Income & Growth:
  Tax qualified .........................................     3,571   13.557426    48,414         9%
  Non-tax qualified .....................................    17,315   13.557426   234,747         9%
American Century VP -
American Century VP International:
  Tax qualified .........................................     1,791   11.631400    20,832         7%
  Non-tax qualified .....................................    21,553   11.631400   250,692         7%
American Century VP -
American Century VP Value:
  Tax qualified .........................................     6,144   12.926489    79,420        12%
  Non-tax qualified .....................................    15,671   12.926489   202,571        12%
The Dreyfus Socially Responsible
Growth Fund, Inc.:
  Tax qualified .........................................     5,623   14.296920    80,392        12%
  Non-tax qualified .....................................     2,768   14.296920    39,574        12%
Dreyfus Stock Index Fund:
  Tax qualified .........................................    26,091   13.780095   359,536        11%
  Non-tax qualified .....................................    51,379   13.780095   708,008        11%
Dreyfus VIF -
Capital Appreciation Portfolio:
  Tax qualified .........................................     5,971   13.040749    77,866         7%
  Non-tax qualified .....................................    11,269   13.040749   146,956         7%
Fidelity VIP - Equity-Income Portfolio -
Service Class:
  Tax qualified .........................................    21,385   13.267153   283,718        12%
  Non-tax qualified .....................................    41,158   13.267153   546,049        12%
Fidelity VIP - Growth Portfolio -
Service Class:
  Tax qualified .........................................    15,331   14.789593   226,739        14%
  Non-tax qualified .....................................    35,715   14.789593   528,210        14%
Fidelity VIP - High Income Portfolio -
Service Class:
  Tax qualified .........................................     5,626   11.131162    62,624         7%
  Non-tax qualified .....................................    16,989   11.131162   189,107         7%
Fidelity VIP - Overseas Portfolio -
Service Class:
  Tax qualified .........................................     2,989   12.130530    36,258         7%
  Non-tax qualified .....................................     6,933   12.130530    84,101         7%
Fidelity VIP-II - Contrafund Portfolio -
Service Class:
  Tax qualified .........................................     9,392   13.921791   130,753        10%
  Non-tax qualified .....................................    19,367   13.921791   269,623        10%
Fidelity VIP-III - Growth Opportunities
Portfolio - Service Class:
  Tax qualified .........................................     8,447   13.136791   110,966         6%
  Non-tax qualified .....................................    11,247   13.136791   147,749         6%
Morgan Stanley -
Emerging Markets Debt Portfolio:
  Tax qualified .........................................       186   12.794481     2,380        12%

                                                                     (Continued)


Nationwide SAT - Balanced Fund:
   Tax qualified .........................................     1,509   11.341612    17,114         5%
   Non-tax qualified .....................................     3,128   11.341612    35,477         5%
Nationwide SAT -
Capital Appreciation Fund:
   Tax qualified .........................................     9,236   13.782861   127,299        11%
   Non-tax qualified .....................................    18,304   13.782861   252,281        11%
Nationwide SAT - Equity Income Fund:
   Tax qualified .........................................       880   13.041848    11,477         9%
   Non-tax qualified .....................................        13   13.041848       170         9%
Nationwide SAT - Global Equity Fund:
   Tax qualified .........................................       818   12.681530    10,373         8%
   Non-tax qualified .....................................     8,915   12.681530   113,056         8%
Nationwide SAT - Government Bond Fund:
   Tax qualified .........................................    10,799    9.889109   106,792        (3)%
   Non-tax qualified .....................................    20,891    9.889109   206,593        (3)%
Nationwide SAT - High Income Bond Fund:
   Tax qualified .........................................     1,482   10.778965    15,974         2%
   Non-tax qualified .....................................     2,663   10.778965    28,704         2%
Nationwide SAT - Money Market Fund:
   Tax qualified .........................................     6,323   10.292566    65,080         2%
   Non-tax qualified .....................................    21,447   10.292566   220,745         2%
Nationwide SAT - Multi Sector Bond Fund:
   Non-tax qualified .....................................     1,349   10.295032    13,888        (2)%
Nationwide SAT - Select Advisers
Small Cap Growth Fund:
   Tax qualified .........................................       117   11.247566     1,316        12%(a)
   Non-tax qualified .....................................        48   11.247566       540        12%(a)
Nationwide SAT - Small Cap Value Fund:
   Tax qualified .........................................     4,943   15.465630    76,447        23%
   Non-tax qualified .....................................     1,593   15.465630    24,637        23%
Nationwide SAT - Small Company Fund:
   Tax qualified .........................................       747   12.849970     9,599         7%
   Non-tax qualified .....................................     5,652   12.849970    72,628         7%
Nationwide SAT - Strategic Growth Fund:
   Tax qualified .........................................        38   15.538443       590        25%
   Non-tax qualified .....................................     2,924   15.538443    45,434        25%
Nationwide SAT - Strategic Value Fund:
   Non-tax qualified .....................................       700   13.474788     9,432         8%
Nationwide SAT - Total Return Fund:
   Tax qualified .........................................    25,126   13.170759   330,928        10%
   Non-tax qualified .....................................    24,366   13.170759   320,919        10%
Neuberger & Berman AMT -
Guardian Portfolio:
   Tax qualified .........................................     1,722   14.339539    24,693        17%
   Non-tax qualified .....................................     1,426   14.339539    20,448        17%
Neuberger & Berman AMT -
Mid-Cap Growth Portfolio:
   Tax qualified .........................................     1,085   14.313243    15,530         4%
   Non-tax qualified .....................................     1,324   14.313243    18,951         4%


   Neuberger & Berman AMT -
   Partners Portfolio:
     Tax qualified .........................................       2,540   13.304861      33,794          13%
     Non-tax qualified .....................................      23,695   13.304861     315,259          13%
   Oppenheimer VAF -
   Aggressive Growth Fund:
     Tax qualified .........................................       1,133   15.584913      17,658          20%
     Non-tax qualified .....................................      16,510   15.584913     257,307          20%
   Oppenheimer VAF - Growth Fund:
     Tax qualified .........................................       4,383   14.676229      64,326          15%
     Non-tax qualified .....................................      13,592   14.676229     199,479          15%
   Oppenheimer VAF -
   Growth & Income Fund:
     Tax qualified .........................................       2,387   13.839233      33,034          14%
     Non-tax qualified .....................................      17,297   13.839233     239,377          14%
   Van Eck WIT -
   Worldwide Emerging Markets Fund:
     Tax qualified .........................................       1,072   17.547451      18,811          45%
     Non-tax qualified .....................................         586   17.547451      10,283          45%
   Van Kampen LIT - Morgan Stanley
   Real Estate Securities Portfolio:
     Tax qualified .........................................         409   11.579434       4,736           8%
     Non-tax qualified .....................................         418   11.579434       4,840           8%
   Warburg Pincus Trust -
   Growth & Income Portfolio:
     Tax qualified .........................................       1,241   13.384699      16,610          15%
     Non-tax qualified .....................................         436   13.384699       5,836          15%
   Warburg Pincus Trust -
   International Equity Portfolio:
     Tax qualified .........................................      15,840   11.474934     181,763           6%
     Non-tax qualified .....................................       5,946   11.474934      68,230           6%
   Warburg Pincus Trust -
   Post Venture Capital Portfolio:
     Tax qualified .........................................       1,589   14.270218      22,675          12%
     Non-tax qualified .....................................         430   14.270218       6,136          12%

Asset fee @ 1.30% rate:
   American Century VP -
   American Century VP Income & Growth:
     Tax qualified .........................................     115,133   13.551763   1,560,255           9%
     Non-tax qualified .....................................      83,741   13.551763   1,134,838           9%
   American Century VP -
   American Century VP International:
     Tax qualified .........................................     175,706   11.626543   2,042,853           7%
     Non-tax qualified .....................................      63,445   11.626543     737,646           7%
   American Century VP -
   American Century VP Value:
     Tax qualified .........................................       5,443   12.921086      70,329          12%
     Non-tax qualified .....................................       4,278   12.921086      55,276          12%

                                                                     (Continued)


The Dreyfus Socially Responsible
Growth Fund, Inc.:
   Tax qualified .........................................      38,609   14.290945     551,759          12%
   Non-tax qualified .....................................      24,635   14.290945     352,057          12%
Dreyfus Stock Index Fund:
   Tax qualified .........................................     198,348   13.774342   2,732,113          11%
   Non-tax qualified .....................................     516,719   13.774342   7,117,464          11%
Dreyfus VIF -
Capital Appreciation Portfolio:
   Tax qualified .........................................      72,725   13.035300     947,992           7%
   Non-tax qualified .....................................      70,420   13.035300     917,946           7%
Fidelity VIP - Equity-Income Portfolio -
Service Class:
   Tax qualified .........................................      85,457   13.261609   1,133,297          12%
   Non-tax qualified .....................................      58,460   13.261609     775,274          12%
Fidelity VIP - Growth Portfolio -
Service Class:
   Tax qualified .........................................      85,872   14.783412   1,269,481          14%
   Non-tax qualified .....................................     160,165   14.783412   2,367,785          14%
Fidelity VIP - High Income Portfolio -
Service Class:
   Tax qualified .........................................      27,275   11.126502     303,475           7%
   Non-tax qualified .....................................      45,431   11.126502     505,488           7%
Fidelity VIP - Overseas Portfolio -
Service Class:
   Tax qualified .........................................      18,318   12.125471     222,114           7%
   Non-tax qualified .....................................      52,872   12.125471     641,098           7%
Fidelity VIP-II - Contrafund Portfolio -
Service Class:
   Tax qualified .........................................      81,229   13.915978   1,130,381          10%
   Non-tax qualified .....................................      90,967   13.915978   1,265,895          10%
Fidelity VIP-III - Growth Opportunities
Portfolio - Service Class:
   Tax qualified .........................................      42,413   13.131300     556,938           6%
   Non-tax qualified .....................................      38,873   13.131300     510,453           6%
Federated Insurance Series -
Federated Quality Bond Fund II:
   Non-tax qualified .....................................         614    9.868682       6,059     (1)%(a)
Morgan Stanley -
Emerging Markets Debt Portfolio:
   Tax qualified .........................................       2,612   12.789122      33,405          12%
   Non-tax qualified .....................................         144   12.789122       1,842          12%
Nationwide SAT - Balanced Fund:
   Tax qualified .........................................      11,381   11.336864     129,025           5%
   Non-tax qualified .....................................      12,371   11.336864     140,248           5%
Nationwide SAT -
Capital Appreciation Fund:
   Tax qualified .........................................     117,379   13.777102   1,617,142          11%
   Non-tax qualified .....................................     313,764   13.777102   4,322,759          11%
Nationwide SAT - Equity Income Fund:
   Tax qualified .........................................       1,686   13.036390      21,979           9%
   Non-tax qualified .....................................       5,138   13.036390      66,981           9%


Nationwide SAT - Global Equity Fund:
   Tax qualified .........................................      24,047   12.676221     304,825           8%
   Non-tax qualified .....................................      40,190   12.676221     509,457           8%
Nationwide SAT - Government Bond Fund:
   Tax qualified .........................................     158,856    9.884970   1,570,287          (3)%
   Non-tax qualified .....................................     148,126    9.884970   1,464,221          (3)%
Nationwide SAT - High Income Bond Fund:
   Tax qualified .........................................      23,036   10.774442     248,200           2%
   Non-tax qualified .....................................      58,790   10.774442     633,429           2%
Nationwide SAT - Money Market Fund:
   Tax qualified .........................................     326,471   10.288240   3,358,812           2%
   Non-tax qualified .....................................     495,092   10.288240   5,093,625           2%
Nationwide SAT - Multi Sector Bond Fund:
   Tax qualified .........................................      18,993   10.290717     195,452          (2)%
   Non-tax qualified .....................................      37,345   10.290717     384,307          (2)%
Nationwide SAT -
Select Advisers Mid Cap Fund:
   Non-tax qualified .....................................         238   13.483886       3,209          10%
Nationwide SAT - Small Cap Value Fund:
   Tax qualified .........................................       8,227   15.459173     127,183          23%
   Non-tax qualified .....................................      15,387   15.459173     237,870          23%
Nationwide SAT - Small Company Fund:
   Tax qualified .........................................       6,152   12.844586      79,020           7%
   Non-tax qualified .....................................       7,271   12.844586      93,393           7%
Nationwide SAT - Strategic Growth Fund:
   Tax qualified .........................................       3,684   15.531953      57,220          25%
   Non-tax qualified .....................................       1,018   15.531953      15,812          25%
Nationwide SAT - Strategic Value Fund:
   Tax qualified .........................................       4,837   13.469172      65,150           8%
   Non-tax qualified .....................................       1,703   13.469172      22,938           8%
Nationwide SAT - Total Return Fund:
   Tax qualified .........................................      84,259   13.165266   1,109,292          10%
   Non-tax qualified .....................................      71,571   13.165266     942,251          10%
Neuberger & Berman AMT -
Guardian Portfolio:
   Tax qualified .........................................      17,504   14.333543     250,894          16%
   Non-tax qualified .....................................      44,546   14.333543     638,502          16%
Neuberger & Berman AMT -
Mid-Cap Growth Portfolio:
   Tax qualified .........................................       9,299   14.307254     133,043           4%
   Non-tax qualified .....................................       6,857   14.307254      98,105           4%
Neuberger & Berman AMT -
Partners Portfolio:
   Tax qualified .........................................      28,317   13.299302     376,596          13%
   Non-tax qualified .....................................       7,129   13.299302      94,811          13%
Oppenheimer VAF -
Aggressive Growth Fund:
   Tax qualified .........................................      11,422   15.578393     177,936          20%
   Non-tax qualified .....................................       6,985   15.578393     108,815          20%

                                                                     (Continued)


   Oppenheimer VAF - Growth Fund:
     Tax qualified .........................................    30,956   14.670093   454,127        15%
     Non-tax qualified .....................................    59,861   14.670093   878,166        15%
   Oppenheimer VAF -
   Growth & Income Fund:
     Tax qualified .........................................     7,762   13.833458   107,375        14%
     Non-tax qualified .....................................     9,967   13.833458   137,878        14%
   Van Eck WIT -
   Worldwide Emerging Markets Fund:
     Tax qualified .........................................     2,523   17.540146    44,254        45%
     Non-tax qualified .....................................    10,675   17.540146   187,241        45%
   Van Eck WIT -
   Worldwide Hard Assets Fund:
     Non-tax qualified .....................................       278   12.426368     3,455        17%
   Van Kampen LIT - Morgan Stanley
   Real Estate Securities Portfolio:
     Tax qualified .........................................     2,378   11.574583    27,524         8%
     Non-tax qualified .....................................     5,605   11.574583    64,876         8%
   Warburg Pincus Trust -
   Growth & Income Portfolio:
     Tax qualified .........................................       633   13.379114     8,469        14%
     Non-tax qualified .....................................     1,582   13.379114    21,166        14%
   Warburg Pincus Trust -
   International Equity Portfolio:
     Tax qualified .........................................     2,691   11.470132    30,866         6%
     Non-tax qualified .....................................     3,180   11.470132    36,475         6%
   Warburg Pincus Trust -
   Post Venture Capital Portfolio:
     Tax qualified .........................................       482   14.264256     6,875        12%
     Non-tax qualified .....................................       454   14.264256     6,476        12%
Asset fee @ 1.35% rate:
   American Century VP -
   American Century VP Income & Growth:
     Tax qualified .........................................    12,473   13.636071   170,083         9%
     Non-tax qualified .....................................    20,368   13.636071   277,739         9%
   American Century VP -
   American Century VP International:
     Tax qualified .........................................     1,175   12.853527    15,103         7%
     Non-tax qualified .....................................       870   12.853527    11,183         7%
   American Century VP -
   American Century VP Value:
     Non-tax qualified .....................................     1,577   12.669265    19,979        12%
   The Dreyfus Socially Responsible
   Growth Fund, Inc.:
     Tax qualified .........................................    15,602   14.312275   223,300        12%
     Non-tax qualified .....................................     3,894   14.312275    55,732        12%
   Dreyfus Stock Index Fund:
     Tax qualified .........................................     9,694   13.874869   134,503        11%
     Non-tax qualified .....................................    62,619   13.874869   868,830        11%


Dreyfus VIF -
Capital Appreciation Portfolio:
   Tax qualified .........................................       910   13.222834    12,033         7%
   Non-tax qualified .....................................     4,272   13.222834    56,488         7%
Fidelity VIP - Equity-Income Portfolio -
Service Class:
   Tax qualified .........................................     3,954   13.208892    52,228        12%
   Non-tax qualified .....................................    16,429   13.208892   217,009        12%
Fidelity VIP - Growth Portfolio -
Service Class:
   Tax qualified .........................................     5,323   14.661111    78,041        14%
   Non-tax qualified .....................................    18,413   14.661111   269,955        14%
Fidelity VIP - High Income Portfolio -
Service Class:
   Tax qualified .........................................     2,330   11.277274    26,276         7%
   Non-tax qualified .....................................     6,377   11.277274    71,915         7%
Fidelity VIP - Overseas Portfolio -
Service Class:
   Tax qualified .........................................     1,132   13.074135    14,800         7%
   Non-tax qualified .....................................     2,283   13.074135    29,848         7%
Fidelity VIP-II - Contrafund Portfolio -
Service Class:
   Tax qualified .........................................     1,981   14.123201    27,978        10%
   Non-tax qualified .....................................    46,328   14.123201   654,300        10%
Fidelity VIP-III - Growth Opportunities
Portfolio - Service Class:
   Tax qualified .........................................     3,075   13.005570    39,992         6%
   Non-tax qualified .....................................    23,473   13.005570   305,280         6%
Nationwide SAT - Balanced Fund:
   Tax qualified .........................................       305   11.230674     3,425         5%
   Non-tax qualified .....................................     2,981   11.230674    33,479         5%
Nationwide SAT -
Capital Appreciation Fund:
   Tax qualified .........................................     3,420   13.821411    47,269        11%
   Non-tax qualified .....................................     8,628   13.821411    90,685        11%
Nationwide SAT - Equity Income Fund:
   Non-tax qualified .....................................       712   12.940187     9,213         9%
Nationwide SAT - Global Equity Fund:
   Tax qualified .........................................       927   13.170677    12,209         8%
   Non-tax qualified .....................................     1,211   13.170677    15,950         8%
Nationwide SAT - Government Bond Fund:
   Tax qualified .........................................     4,137    9.567875    39,582        (3)%
   Non-tax qualified .....................................    86,948    9.567875   831,908        (3)%
Nationwide SAT - High Income Bond Fund:
   Tax qualified .........................................     1,278   10.545467    13,477         2%
   Non-tax qualified .....................................     6,782   10.545467    71,519         2%
Nationwide SAT - Money Market Fund:
   Tax qualified .........................................    19,652   10.251790   201,468         2%
   Non-tax qualified .....................................    64,185   10.251790   658,011         2%

                                                                     (Continued)


Nationwide SAT - Multi Sector Bond Fund:
   Tax qualified .........................................       580   10.059843     5,835        (2)%
   Non-tax qualified .....................................     2,637   10.059843    26,528        (2)%
Nationwide SAT -
Select Advisers Mid Cap Fund:
   Non-tax qualified .....................................       357   13.472196     4,810        10%
Nationwide SAT - Small Cap Value Fund:
   Tax qualified .........................................     2,504   15.914957    39,851        23%
   Non-tax qualified .....................................    10,605   15.914957   168,778        23%
Nationwide SAT - Small Company Fund:
   Tax qualified .........................................     1,603   12.951124    20,761         7%
Nationwide SAT - Strategic Growth Fund:
   Tax qualified .........................................       244   15.778996     3,850        25%
   Non-tax qualified .....................................     2,130   15.778996    33,609        25%
Nationwide SAT - Strategic Value Fund:
   Non-tax qualified .....................................       336   14.056667     4,723         8%
Nationwide SAT - Total Return Fund:
   Tax qualified .........................................     2,406   13.184901    31,723        10%
   Non-tax qualified .....................................    10,922   13.184901   144,005        10%
Neuberger & Berman AMT -
Guardian Portfolio:
   Tax qualified .........................................     1,586   14.999733    23,790        16%
   Non-tax qualified .....................................     4,222   14.999733    63,329        16%
Neuberger & Berman AMT -
Mid-Cap Growth Portfolio:
   Non-tax qualified .....................................     2,306   14.690994    33,877         4%
Neuberger & Berman AMT -
Partners Portfolio:
   Tax qualified .........................................        13   13.333592       173        13%
   Non-tax qualified .....................................    21,673   13.333592   288,979        13%
Oppenheimer VAF - Growth Fund:
   Tax qualified .........................................       155   15.227925     2,360        15%
   Non-tax qualified .....................................     7,440   15.227925   113,296        15%
Oppenheimer VAF -
Growth & Income Fund:
   Tax qualified .........................................       268   14.043784     3,764        14%
   Non-tax qualified .....................................     1,025   14.043784    14,395        14%
Van Eck WIT -
Worldwide Emerging Markets Fund:
   Non-tax qualified .....................................     1,611   18.301926    29,484        45%
Van Kampen LIT - Morgan Stanley
Real Estate Securities Portfolio:
   Non-tax qualified .....................................       731   11.213531     8,197         8%
Warburg Pincus Trust -
International Equity Portfolio:
   Tax qualified .........................................       631   12.260195     7,736         6%
Warburg Pincus Trust -
Post Venture Capital Portfolio:
   Non-tax qualified .....................................     1,796   14.367732    25,804        12%


Asset fee @ 1.40% rate:
   American Century VP -
   American Century VP Income & Growth:
  Tax qualified .........................................       962   13.630929    13,113         9%
  Non-tax qualified .....................................       968   13.630929    13,195         9%
American Century VP -
American Century VP Value:
  Tax qualified .........................................     2,178   12.664495    27,583        12%
The Dreyfus Socially Responsible
Growth Fund, Inc.:
  Tax qualified .........................................         4   14.306885        57        12%
  Non-tax qualified .....................................       729   14.306885    10,430        12%
Dreyfus Stock Index Fund:
  Tax qualified .........................................     2,105   13.869638    29,196        11%
  Non-tax qualified .....................................       739   13.869638    10,250        11%
Fidelity VIP - Equity-Income Portfolio -
Service Class:
  Tax qualified .........................................     4,447   13.203907    58,718        12%
Fidelity VIP - Growth Portfolio -
Service Class:
  Tax qualified .........................................     2,035   14.655585    29,824        14%
  Non-tax qualified .....................................       707   14.655585    10,361        14%
Fidelity VIP - High Income Portfolio -
Service Class:
  Non-tax qualified .....................................     2,203   11.273031    24,834         7%
Fidelity VIP-II - Contrafund Portfolio -
Service Class:
  Tax qualified .........................................     7,238   14.117878   102,185        10%
Fidelity VIP-III - Growth Opportunities
Portfolio - Service Class:
  Tax qualified .........................................     1,786   13.000670    23,219         6%
  Non-tax qualified .....................................       785   13.000670    10,206         6%
Nationwide SAT - Balanced Fund:
  Tax qualified .........................................        10   11.226434       112         5%
Nationwide SAT -
Capital Appreciation Fund:
  Tax qualified .........................................     1,565   13.816193    21,622        11%
  Non-tax qualified .....................................       766   13.816193    10,583        11%
Nationwide SAT - Equity Income Fund:
  Tax qualified .........................................       167   12.935312     2,160         9%
Nationwide SAT - Government Bond Fund:
  Tax qualified .........................................        14    9.564262       134        (3)%
Nationwide SAT - Money Market Fund:
  Tax qualified .........................................        21   10.247905       215         2%
Nationwide SAT - Small Cap Value Fund:
  Tax qualified .........................................       628   15.908969     9,991        23%
Nationwide SAT - Strategic Growth Fund:
  Tax qualified .........................................       595   15.773053     9,385        25%
Nationwide SAT - Strategic Value Fund:
  Tax qualified .........................................     1,269   14.051353    17,831         8%

                                                                     (Continued)


   Nationwide SAT - Total Return Fund:
     Tax qualified .........................................    2,475   13.179926   32,620       10%
     Non-tax qualified .....................................      763   13.179926   10,056       10%
   Neuberger & Berman AMT -
   Mid-Cap Growth Portfolio:
     Non-tax qualified .....................................      920   14.685459   13,511        4%
   Neuberger & Berman AMT -
   Partners Portfolio:
     Tax qualified .........................................    3,104   13.328565   41,372       12%
     Non-tax qualified .....................................      752   13.328565   10,023       12%
   Oppenheimer VAF -
   Aggressive Growth Fund:
     Tax qualified .........................................      144   15.840799    2,281       20%
   Oppenheimer VAF - Growth Fund:
     Non-tax qualified .....................................      688   15.222187   10,473       15%
   Oppenheimer VAF -
   Growth & Income Fund:
     Tax qualified .........................................    1,968   14.038489   27,628       14%
     Non-tax qualified .....................................      725   14.038489   10,178       14%
   Van Eck WIT -
   Worldwide Hard Assets Fund:
     Tax qualified .........................................    1,986   11.637439   23,112       17%
   Van Kampen LIT - Morgan Stanley
   Real Estate Securities Portfolio:
     Non-tax qualified .....................................      889   11.209298    9,965        8%
   Warburg Pincus Trust -
   Growth & Income Portfolio:
     Tax qualified .........................................    3,731   13.603872   50,756       14%
   Warburg Pincus Trust -
   Post Venture Capital Portfolio:
     Tax qualified .........................................      678   14.362310    9,738       12%
Asset fee @ 1.45% rate:
   The Dreyfus Socially Responsible
   Growth Fund, Inc.:
     Non-tax qualified .....................................      509   14.301491    7,279       12%
   Dreyfus Stock Index Fund:
     Tax qualified .........................................    2,544   13.864412   35,271       11%
   Fidelity VIP - Equity-Income Portfolio -
   Service Class:
     Tax qualified .........................................    2,648   13.198926   34,951       12%
     Non-tax qualified .....................................      539   13.198926    7,114       12%
   Fidelity VIP - Growth Portfolio -
   Service Class:
     Tax qualified .........................................    2,404   14.650065   35,219       14%
   Nationwide SAT - Total Return Fund:
     Tax qualified .........................................    2,651   13.174944   34,927       10%
     Non-tax qualified .....................................      534   13.174944    7,035       10%
   Oppenheimer VAF -
   Growth & Income Fund:
     Non-tax qualified .....................................      514   14.033190    7,213       14%


Asset fee @ 1.50% rate:
   American Century VP -
   American Century VP Income & Growth:
  Non-tax qualified .....................................      767   13.620648   10,447        9%
American Century VP -
American Century VP International:
  Non-tax qualified .....................................       11   12.838987      141        7%
American Century VP -
American Century VP Value:
  Tax qualified .........................................       70   12.654940      886       12%
  Non-tax qualified .....................................      194   12.654940    2,455       12%
The Dreyfus Socially Responsible
Growth Fund, Inc.:
  Non-tax qualified .....................................      774   14.296097   11,065       12%
Dreyfus Stock Index Fund:
  Tax qualified .........................................      402   13.859185    5,571       11%
  Non-tax qualified .....................................    1,906   13.859185   26,416       11%
Dreyfus VIF -
Capital Appreciation Portfolio:
  Non-tax qualified .....................................       11   13.207867      145        7%
Fidelity VIP - Equity-Income Portfolio -
Service Class:
  Tax qualified .........................................      185   13.193946    2,441       12%
  Non-tax qualified .....................................    1,395   13.193946   18,406       12%
Fidelity VIP - Growth Portfolio -
Service Class:
  Tax qualified .........................................      199   14.644529    2,914       14%
  Non-tax qualified .....................................    1,277   14.644529   18,701       14%
Fidelity VIP - High Income Portfolio -
Service Class:
  Tax qualified .........................................      130   11.264513    1,464        7%
  Non-tax qualified .....................................      292   11.264513    3,289        7%
Fidelity VIP - Overseas Portfolio -
Service Class:
  Tax qualified .........................................      113   13.059350    1,476        7%
Fidelity VIP-II - Contrafund Portfolio -
Service Class:
  Tax qualified .........................................      155   14.107228    2,187       10%
  Non-tax qualified .....................................      759   14.107228   10,707       10%
Federated Insurance Series -
Federated Quality Bond Fund II:
  Tax qualified .........................................       99    9.865504      977   (1)%(a)
Nationwide SAT - Balanced Fund:
  Non-tax qualified .....................................       25   11.217955      280        5%
Nationwide SAT - Government Bond Fund:
  Non-tax qualified .....................................    2,160    9.557022   20,643       (3)%
Nationwide SAT -
High Income Bond Fund:
  Tax qualified .........................................       67   10.533515      706        2%
  Non-tax qualified .....................................       26   10.533515      274        2%

                                                                     (Continued)


   Nationwide SAT - Money Market Fund:
     Tax qualified .........................................    2,773   10.240130   28,396        2%
   Nationwide SAT - Small Cap Value Fund:
     Tax qualified .........................................       54   15.896965      858       23%
   Nationwide SAT - Small Company Fund:
     Tax qualified .........................................      176   12.936466    2,277        7%
   Nationwide SAT - Strategic Growth Fund:
     Non-tax qualified .....................................      341   15.761153    5,375       25%
   Nationwide SAT - Total Return Fund:
     Tax qualified .........................................       55   13.169978      724       10%
   Neuberger & Berman AMT -
   Mid-Cap Growth Portfolio:
     Non-tax qualified .....................................      931   14.674381   13,662        4%
   Neuberger & Berman AMT -
   Partners Portfolio:
     Non-tax qualified .....................................       10   13.318505      133       12%
   Oppenheimer VAF -
   Growth & Income Fund:
     Tax qualified .........................................      142   14.027902    1,992       14%
     Non-tax qualified .....................................    2,467   14.027902   34,607       14%
   Warburg Pincus Trust -
   Growth & Income Portfolio:
     Non-tax qualified .....................................       15   13.593617      204       14%
   Warburg Pincus Trust -
   International Equity Portfolio:
     Tax qualified .........................................       73   12.246322      894        6%
Asset fee @ 1.65% rate:
   Dreyfus Stock Index Fund:
     Non-tax qualified .....................................      116   13.843477    1,606       11%
   Fidelity VIP - Equity-Income Portfolio -
   Service Class:
     Non-tax qualified .....................................      121   13.178988    1,595       12%
   Nationwide SAT -
   Capital Appreciation Fund:
     Non-tax qualified .....................................      116   13.790126    1,600       11%
   Nationwide SAT - Strategic Growth Fund:
     Non-tax qualified .....................................      102   15.743315    1,606       24%
   Oppenheimer VAF -
   Aggressive Growth Fund:
     Non-tax qualified .....................................      101   15.810949    1,597       20%


   Asset fee @ 1.70% rate:
     Dreyfus Stock Index Fund:
       Tax qualified .........................................     408         10.123767             4,130       1%(a)
     Fidelity VIP - Equity-Income Portfolio -
     Service Class:
       Tax qualified .........................................     404          9.958139             4,023       0%(a)
     Fidelity VIP - Growth Portfolio -
     Service Class:
       Tax qualified .........................................     398         10.353840             4,121       4%(a)
     Nationwide SAT - Total Return Fund:
       Tax qualified .........................................     395         10.291153             4,065       3%(a)
                                                                ======         =========

                                                                                           $ 4,397,322,443
                                                                                           ================



(a) This investment option was not being utilized for the entire period. Accordingly, the period return was computed for such period as the investment option was utilized.
(b) The period return does not include contract charges satisfied by surrendering units.

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                                       54
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                                       55

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220

                                                                 Bulk Rate
                                                                U.S. Postage
                                                                    PAID
                                                               Columbus, Ohio
                                                               Permit No. 521

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company